     As filed with the Securities and Exchange Commission on April 27, 2004
                         File Nos. 33-31894 and 811-5954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ---------------------
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 54                                              [X]


                                      and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 56                                                             [X]


                             ---------------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
       -----------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
       -----------------------------------------------------------------
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                 Randall W. Merk
                       The Charles Schwab Family of Funds

             101 Montgomery Street, San Francisco, California 94104
       -----------------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Richard W. Grant, Esq.      John M. Loder, Esq.      Koji E. Felton, Esq.
Morgan Lewis & Bockius LLP  Ropes & Gray             Charles Schwab Investment
1701 Market Street          One International Place  Management, Inc.
Philadelphia, PA 19103      Boston, MA 02110-2624    101 Montgomery Street
                                                     120KNY-14-109
                                                     San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

         / /  Immediately upon filing pursuant to paragraph (b)


         /X/  On April 29, 2004 pursuant to paragraph (b)


         / /  60 days after filing pursuant to paragraph (a)(1)

         / /  On (date), pursuant to paragraph (a)(1)

         / /  75 days after filing pursuant to paragraph (a)(2)

         / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

         / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)


(FORMERLY SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R))


SCHWAB RETIREMENT MONEY FUND(R)

      PROSPECTUS

      April 29, 2004


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)

SCHWAB RETIREMENT MONEY FUND(R)


      ABOUT THE FUNDS

        Schwab Retirement Advantage Money Fund ..............................  2

        Schwab Retirement Money Fund ........................................  6

        Fund management ..................................................... 10

      INVESTING IN THE FUNDS

        Buying shares ....................................................... 12

        Selling/exchanging shares ........................................... 13

        Transaction policies ................................................ 14

        Dividends and taxes ................................................. 15

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)

TICKER SYMBOL: SWIXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements


- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


95       5.65
96       5.15
97       5.31
98       5.26
99       4.90
00       6.12
01       3.96
02       1.48
03       0.74

BEST QUARTER: 1.57% Q3 2000
WORST QUARTER: 0.16% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.74         3.42           4.24


1 Inception: 1/4/94.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.25
                                                                         -------
Total annual operating expenses                                            0.63

Expense reduction                                                         (0.13)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.50
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.50% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
             $51                $189                   $338              $774


  Call toll-free 1-800-435-4000 for a current seven-day yield.



4 Schwab Retirement Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.04          0.06          0.05
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.74          1.48          3.96          6.12          4.90

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                    0.50          0.50          0.50          0.51 1        0.50
   Gross operating expenses                                  0.63          0.63          0.66          0.69          0.71
   Net investment income                                     0.75          1.46          3.83          5.96          4.84
Net assets, end of period ($ x 1,000,000)                     766           907           797           647           604



1 The ratio of net operating expenses would have been 0.50% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB RETIREMENT MONEY FUND(R)
TICKER SYMBOL: SWRXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements


- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund was created for retirement plans, plan participants and other institutional investors investing on their own behalf or as a fiduciary, agent or custodian.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


95       5.43
96       4.93
97       5.07
98       5.03
99       4.68
00       5.90
01       3.75
02       1.30
03       0.58


BEST QUARTER: 1.52% Q3 2000
WORST QUARTER: 0.11% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                        Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.58         3.22           4.05


1 Inception: 3/2/94.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.28
                                                                         -------
Total annual operating expenses                                            0.66
                                                                         =======


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $67                  $211                   $368               $822


  Call toll-free 1-800-435-4000 for a current seven-day yield.


8 Schwab Retirement Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.04          0.06          0.05
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.58          1.30          3.75          5.90          4.68

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                    0.66          0.68          0.70          0.72 1        0.72
   Gross operating expenses                                  0.66          0.68          0.70          0.72          0.74
   Net investment income                                     0.58          1.28          3.61          5.77          4.62
Net assets, end of period ($ x 1,000,000)                     578           566           515           399           322



1 The ratio of net operating expenses would have been 0.71% if certain non-routine expenses (proxy fees) had not been included.

            FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03).



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Retirement Advantage Money Fund TM and Schwab Retirement Money Fund(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/03, these fees were 0.25% for the Schwab Retirement Advantage Money Fund and 0.38% for the Schwab Retirement Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of any reductions.

            INVESTING IN THE FUNDS

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

BUYING SHARES

Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

CHOOSE A FUND. The minimums shown below are for each fund.


                          MINIMUM INITIAL       MINIMUM ADDITIONAL       MINIMUM
                          INVESTMENT            INVESTMENTS              BALANCE
--------------------------------------------------------------------------------
RETIREMENT ADVANTAGE
  MONEY FUND(R)           $25,000               $1                       $25,000

RETIREMENT MONEY FUND(R)  $1                    $1                       $1


STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                FEATURES
--------------------------------------------------------------------------------
REINVESTMENT          All dividends are invested automatically in shares of your fund.

CASH                  You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any of the methods described at right.


12 Investing in the funds

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class (if applicable) into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

INTERNET
www.schwab.com

SCHWAB BY PHONE TM
Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON

Visit the nearest Charles Schwab Investor Center.


You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every order to buy, sell or exchange shares you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your fund as a result of selling or exchanging your shares.


- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next day's dividend. On special request, orders to invest $100,000 or more in shares of the Schwab Retirement Advantage Money Fund(R) that are accepted by Schwab (including Charles Schwab Trust Company) by 1:30 p.m. Eastern time may receive that day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.



14 Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gain distributions.



AS LONG AS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY DO NOT HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. If you are investing in a taxable account, the funds' dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)


SCHWAB RETIREMENT MONEY FUND(R)

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.


THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



SEC FILE NUMBERS

Schwab Retirement Advantage Money Fund(R)      811-5954

Schwab Retirement Money Fund(R)      811-5954

REG13854FLD-05

SCHWAB GOVERNMENT CASH RESERVES

      PROSPECTUS

      April 29, 2004


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB GOVERNMENT CASH RESERVES


      ABOUT THE FUND

        Strategy ...........................................................  2

        Risks ..............................................................  3

        Performance ........................................................  4

        Fund fees and expenses .............................................  4

        Financial highlights ...............................................  5

        Fund management ....................................................  6

      INVESTING IN THE FUND

        Buying and selling shares ..........................................  8

        Transaction policies ...............................................  9

        Dividends and taxes ................................................ 10

SCHWAB GOVERNMENT CASH RESERVES
TICKER SYMBOL: SWHXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds


- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae


- repurchase agreements

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Many of these policies are stricter than the federal regulations that apply to all money funds.


Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.


The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund is designed as a convenient sweep investment for the Schwab Access(R) account, and seeks current money market yields through a portfolio of U.S. government securities.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Absent additional voluntary expense waivers by the investment adviser, the fund's total return would have been lower in 2003. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


99      4.28
00      5.33
01      3.08
02      0.68
03      0.08

BEST QUARTER: 1.36% Q4 2000
WORST QUARTER: 0.01% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.08         2.67           2.92


1 Inception: 4/1/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             1.07
                                                                         -------
Total annual operating expenses                                            1.45

Expense reduction                                                         (0.20)
                                                                         -------
NET OPERATING EXPENSES*                                                    1.25
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 1.25% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $127                 $439                   $773              $1,718


  Call toll-free 1-800-435-4000 for a current seven-day yield.


4 Schwab Government Cash Reserves

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.03          0.05          0.04
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.03)        (0.05)        (0.04)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.08          0.68          3.08          5.33          4.28

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    1.14 2        1.25          1.25          1.14 3        0.95
   Gross operating expenses                                  1.45          1.41          1.50          1.47          1.09
   Net investment income                                     0.08          0.67          2.99          5.24          4.34
Net assets, end of period ($ X 1,000,000)                     644           639           562           412           198



1 Per-share amount was less than $0.01.



2 In addition to the guaranteed expense waiver in place during the period, the investment adviser voluntarily waived an additional 11 basis points of the fund's expenses.



3 The ratio of net operating expenses would have been 1.13% if certain non-routine expenses (proxy fees) had not been included.

            FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03.)



            As the investment adviser, the firm oversees the asset management and administration of Schwab Government Cash Reserves. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/03, the fee was 0.09% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effect of reductions.

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying and selling shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------

DEPOSITS TO YOUR SCHWAB ACCESS(R) ACCOUNT


Schwab provides you several easy ways to deposit money into your account, including:

DIRECT DEPOSIT

INTERNET
Log in to www.schwab.com to move money between Schwab accounts or accounts at another financial institution using Schwab MoneyLink(R).

Clients of investment managers can access their accounts at www.schwaballiance.com.

SCHWAB BY PHONE TM

Call Schwab Access customer service at 1-888-274-5738, day or night (for TDD service, call 1-800-345-2550) to move money between Schwab accounts or to set up Direct Deposits or Schwab MoneyLink.


Investment Manager clients contact your investment manager.

MAIL
Use the mailing labels and deposit slips that come with your checks.

IN PERSON

Visit the nearest Charles Schwab Investor Center.

--------------------------------------------------------------------------------

BUYING SHARES


This fund is designed to be used as a sweep fund on your Schwab Access Account. If you have chosen this fund as the default cash feature for your account, uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to make payments, shares of the fund will be sold to cover these transactions according to the terms and conditions of your account agreement.


For information on other types of Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.

SELLING SHARES

For automatic sweep sales, see your account materials. Please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.



8 Investing in the fund

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of a fund generally do.


The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.


--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling your shares.


- To refuse any purchase order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.


- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gain distributions.



YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends and is taxable as ordinary income. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.



AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab Access(R) Account customers also receive information on dividends and transactions in their monthly account statements.




10 Investing in the fund

SCHWAB GOVERNMENT CASH RESERVES

      PROSPECTUS

      April 29, 2004



                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



SEC FILE NUMBER

Schwab Government Cash Reserves      811-5954



REG13853FLD-05

SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

      PROSPECTUS

      April 29, 2004


      Schwab Value Advantage Money Fund(R) --
      Investor Shares


      Schwab Municipal Money Fund TM --
      Value Advantage Shares TM



      Schwab California Municipal Money Fund TM --
      Value Advantage Shares TM



      Schwab New York Municipal Money Fund TM --
      Value Advantage Shares TM


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

      ABOUT THE FUNDS


        Schwab Value Advantage Money Fund(R) -- Investor Shares ............   2

        Schwab Municipal Money Fund TM -- Value Advantage Shares TM ........   6

        Schwab California Municipal Money Fund TM --
          Value Advantage Shares TM ........................................  10

        Schwab New York Municipal Money Fund TM --
          Value Advantage Shares TM ........................................  14

        Fund management ....................................................  18

      INVESTING IN THE FUNDS

        Buying shares ......................................................  20

        Selling/exchanging shares ..........................................  21

        Transaction policies ...............................................  22

        Dividends and taxes ................................................  23

            ABOUT THE FUNDS

            The Schwab Value Advantage Investments(R) seek to provide higher current yields while offering the liquidity and stability traditionally associated with money market mutual funds.

            The Schwab Value Advantage Investments are designed to provide higher yields than Sweep Investments(TM). In exchange for less frequent access and larger minimum investments, they offer lower fund operating expenses.


            Dividends from the Municipal Money Fund and the state-specific funds are exempt from federal income tax.* Dividends from state-specific funds generally are exempt from the respective state's income tax as well.


* Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
TICKER SYMBOL  Investor Shares: SWVXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements


- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Investor Shares performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]

94       4.09
95       5.80
96       5.26
97       5.40
98       5.35
99       5.01
00       6.22
01       4.05
02       1.55
03       0.80

BEST QUARTER: 1.60% Q4 2000
WORST QUARTER: 0.17% Q4 2003


AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03




                                             1 year       5 years       10 years
--------------------------------------------------------------------------------
INVESTOR SHARES                               0.80         3.51          4.34


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.32
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.23
                                                                         -------
Total annual operating expenses                                            0.55

Expense reduction                                                         (0.10)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.45
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.45% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $46                  $166                   $297              $680


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


4 Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
INVESTOR SHARES                                           12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.02          0.04          0.06          0.05
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.02)        (0.04)        (0.06)        (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.80          1.55          4.05          6.22          5.01

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.45          0.45          0.43          0.41 1        0.40
   Gross operating expenses                                  0.55          0.54          0.56          0.60          0.61
   Net investment income                                     0.81          1.55          3.92          6.07          4.91
Net assets, end of period ($ x 1,000,000)                  28,860        38,728        44,247        36,319        27,265



1 The ratio of net operating expenses would have been 0.40% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB MUNICIPAL MONEY FUND TM


TICKER SYMBOL  Value Advantage Shares TM: SWTXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      This fund may be appropriate for individuals in higher tax brackets who are seeking tax-exempt income.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Value Advantage Shares(TM) performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


96       3.14
97       3.32
98       3.14
99       2.91
00       3.75
01       2.45
02       1.12
03       0.68

BEST QUARTER: 0.99% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                      0.68         2.17           2.61



1 Inception: 7/7/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.35
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.23
                                                                         -------
Total annual operating expenses                                            0.58

Expense reduction                                                         (0.13)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.45
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.45% through 4/30/05.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $46                  $173                    $311             $713


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



8 Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
VALUE ADVANTAGE SHARES TM                                 12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.02          0.04          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.02)        (0.04)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.68          1.12          2.45          3.75          2.91

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.45          0.45          0.45          0.46 1        0.45
   Gross operating expenses                                  0.58          0.59          0.61          0.64          0.65
   Net investment income                                     0.68          1.11          2.35          3.70          2.89
Net assets, end of period ($ x 1,000,000)                   3,901         4,480         3,778         2,919         2,270



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND TM


TICKER SYMBOL  Value Advantage Shares TM: SWKXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio.



Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Value Advantage Shares(TM) performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


96       3.01
97       3.15
98       2.84
99       2.62
00       3.22
01       2.19
02       1.03
03       0.66

BEST QUARTER: 0.86% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                      0.66         1.94           2.37



1 Inception: 10/3/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.36
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.23
                                                                         -------
Total annual operating expenses                                            0.59

Expense reduction                                                         (0.14)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.45
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.45% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $46                  $175                   $315              $725


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



12 Schwab California Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
VALUE ADVANTAGE SHARES TM                                 12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.02          0.03          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.02)        (0.03)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.66          1.03          2.19          3.22          2.62

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.45          0.45          0.45          0.46 1        0.45
   Gross operating expenses                                  0.59          0.59          0.61          0.63          0.65
   Net investment income                                     0.65          1.03          2.11          3.20          2.60
Net assets, end of period ($ x 1,000,000)                   3,061         3,081         2,563         2,170         1,604



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW YORK MUNICIPAL MONEY FUND TM


TICKER SYMBOL  Value Advantage Shares TM: SWYXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the fund's Value Advantage Shares TM performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


96       2.99
97       3.21
98       3.03
99       2.83
00       3.64
01       2.30
02       1.04
03       0.66

BEST QUARTER: 0.96% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
VALUE ADVANTAGE SHARES                      0.66         2.09           2.51



1 Inception: 7/7/95.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.37
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.24
                                                                         -------
Total annual operating expenses                                            0.61

Expense reduction                                                         (0.16)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.45
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.45% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $46                  $179                   $324               $747


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


16 Schwab New York Municipal Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
VALUE ADVANTAGE SHARES TM                                 12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.02          0.04          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.02)        (0.04)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.66          1.04          2.30          3.64          2.83

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.45          0.45          0.45          0.46 1        0.45
   Gross operating expenses                                  0.61          0.62          0.64          0.68          0.71
   Net investment income                                     0.65          1.04          2.23          3.59          2.81
Net assets, end of period ($ x 1,000,000)                     690           676           604           419           296



1 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (proxy fees) had not been included.

            FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03.)



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Value Advantage Investments(R). As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/03, these fees were 0.22% for the Schwab Value Advantage Money Fund(R), 0.21% for the Schwab Municipal Money Fund TM, 0.22% for the Schwab California Municipal Money Fund TM and 0.22% for the Schwab New York Municipal Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

            INVESTING IN THE FUNDS

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS


The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.



Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.

--------------------------------------------------------------------------------

BUYING SHARES

Shares of the funds may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

DECIDE HOW MUCH YOU WANT TO INVEST.

MINIMUM INITIAL             MINIMUM ADDITIONAL          MINIMUM
INVESTMENT                  INVESTMENTS                 BALANCE
--------------------------------------------------------------------------------
$25,000 ($15,000 for IRA     $5,000 ($2,000 for IRA     $20,000 ($15,000 for IRA
and custodial accounts) 1    and custodial accounts)    and custodial accounts)

STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                FEATURES
--------------------------------------------------------------------------------
REINVESTMENT          All dividends are invested automatically in shares of your fund.

CASH                  You receive payment for all dividends.

STEP 3


PLACE YOUR ORDER. Use any method described on the following page. Make checks payable to Charles Schwab & Co., Inc.



1 Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.




20 Investing in the funds

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


- If you fail to maintain the required minimum balance, you may be charged a monthly $5 fee payable to Schwab.


METHODS FOR PLACING DIRECT ORDERS

INTERNET
www.schwab.com

SCHWAB BY PHONE TM
Automated voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 1-800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

IN PERSON

Visit the nearest Charles Schwab Investor Center.


You are automatically entitled to initiate transactions by the Internet or telephone. The funds and Schwab employ procedures to confirm the authenticity of Internet and telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following Internet or telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name or, for Internet orders, your account number/"Login ID."

- Your account number (for Schwab-Link transactions, include the master account and subaccount numbers) or, for Internet orders, your confidential password.

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail, be sure to include the signature of at least one of the persons whose name is on the account.

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day's dividend.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.




22 Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. The funds pay their dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gain distributions.



UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS FROM THE VALUE ADVANTAGE MONEY FUND GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends. The Value Advantage Money Fund dividends are taxable as ordinary income. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB VALUE ADVANTAGE INVESTMENTS(R)

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBER
Schwab Value Advantage Investments(R)      811-5954


REG13852FLT-05

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -
INSTITUTIONAL SHARES AND SELECT SHARES(R)

       PROSPECTUS

       April 29, 2004


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                           [CHARLES SCHWAB LOGO]

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -
INSTITUTIONAL SHARES AND SELECT SHARES(R)


      ABOUT THE FUND

        Strategy ...........................................................  2

        Risks ..............................................................  3

        Performance ........................................................  4

        Fund fees and expenses .............................................  4

        Fund management ....................................................  6

      INVESTING IN THE FUND

        Buying shares ......................................................  8

        Selling/exchanging shares ..........................................  9

        Transaction policies ............................................... 10

        Dividends and taxes ................................................ 11

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -
INSTITUTIONAL SHARES AND SELECT SHARES(R)
TICKER SYMBOLS  Institutional Shares: SWAXX  Select Shares: SWBXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements


- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing the fund's Institutional Shares class performance (which varies from year to year) and how it averages out over time. Because the Select Shares(R) of the fund, which are also offered in this prospectus, invest in the same portfolio of securities, returns for this class will be substantially similar to those of the Institutional Shares. Performance will be different only to the extent that the Select Shares have higher expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


03       1.01

BEST QUARTER: 0.30% Q1 2003
WORST QUARTER: 0.22% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                                        1 year       inception 1
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                     1.01           1.21



1 Inception: 7/1/02.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor in the Institutional Shares or Select Shares classes. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


                                                        INSTITUTIONAL     SELECT
SHAREHOLDER FEES                                           SHARES         SHARES
--------------------------------------------------------------------------------
                                                            None           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                             0.32           0.32
Distribution (12b-1) fees                                   None           None
Other expenses                                              0.23           0.23
                                                          ----------------------
Total annual operating expenses                             0.55           0.55

Expense reduction                                          (0.31)         (0.20)
                                                          ----------------------
NET OPERATING EXPENSES*                                     0.24           0.35
                                                          ======================



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares will not exceed 0.24% and 0.35%, respectively, through 4/30/05.


Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


                       1 year         3 years         5 years         10 years
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES    $25            $145            $276             $660
SELECT SHARES(R)        $36            $156            $287             $670


  To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.


4 Schwab Value Advantage Money Fund(R)

FINANCIAL HIGHLIGHTS


This section provides further details about the financial history of the fund's Institutional Shares and Select Shares(R) for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       7/1/02 1-
INSTITUTIONAL SHARES                                      12/31/03      12/31/02
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             1.01          0.81 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.24          0.24 3
   Gross operating expenses                                  0.55          0.55 3
   Net investment income                                     1.00          1.57 3
Net assets, end of period ($ x 1,000,000)                     720           521



                                                          2/28/03 1-
SELECT SHARES(R)                                          12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01
                                                          -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)
                                                          -------------------------------------------------------------------------
Net asset value at end of period                             1.00
                                                          -------------------------------------------------------------------------
Total return (%)                                             0.72 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets
   Net operating expenses                                    0.35 3
   Gross operating expenses                                  0.55 3
   Net investment income                                     0.83 3
Net assets, end of period ($ x 1,000,000)                   1,013



1 Commencement of operations.



2 Not annualized.



3 Annualized.

            FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03).



            As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/03, the fee was 0.22% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amounts paid, including the effects of reductions.

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS


The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.



Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.

--------------------------------------------------------------------------------

BUYING SHARES

Shares of the fund may be purchased by the following:


- Clients of Investment Managers who have a relationship with Schwab Institutional and assets in custody at Schwab.



- Other investors, through a Schwab account or through certain third-party investment providers such as other financial institutions, investment professionals, and workplace retirement plans (in the case of Institutional Shares, for a higher minimum additional investment).


The information on these pages outlines how you can place "good orders", which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. Some Investment Managers may charge transaction or other fees and some of these instructions and policies may be different. Contact your Investment Manager for more information.

STEP 1

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each share class.


                       MINIMUM INITIAL      MINIMUM ADDITIONAL      MINIMUM
                       INVESTMENT           INVESTMENT              BALANCE
--------------------------------------------------------------------------------
SELECT SHARES*         $1,000,000           $1                      $1,000,000

INSTITUTIONAL SHARES

CLIENTS OF INVESTMENT  $3,000,000 per       $1                      $3,000,000
  MANAGERS*            client account

OTHER INVESTORS        $3,000,000           $10,000                 $3,000,000


* Each minimum must be met at the individual client account level, not aggregated by the Investment Manager.

STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                FEATURES
--------------------------------------------------------------------------------
REINVESTMENT          All dividends are invested automatically in shares of the
                      fund.

CASH                  You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.


8 Investing in the fund

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R), that are not Sweep Investments(R), as well as variable NAV funds and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

CLIENTS OF INVESTMENT MANAGERS

PHONE
If you are investing through an Investment Manager, contact your manager directly. If you do not have an Investment Manager, call 1-800-979-9004 for assistance.

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for trading assistance, call 1-800-367-5198

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

---------------------------------------------------------------------------


OTHER INVESTORS


SCHWAB BY PHONE TM

Automated Voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).


IN PERSON
Visit the nearest Charles Schwab Investor Center.



MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812


You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name.

- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount or number of shares you would like to buy, sell or exchange.

- When selling or exchanging shares via mail or fax, be sure to include the signature of at least one of the persons who is authorized to trade (either an account holder or authorized Investment Manager).


- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.


- When selling shares, how you would like to receive the proceeds. Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason.

- To automatically redeem your shares if your balance falls below the maintenance minimum and is not increased to the required minimum after 30 days' written notice. Owners of Select Shares(R) must keep a minimum balance of $1 million. Owners of Institutional Shares must keep a minimum balance of $3 million.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To refuse any purchase or exchange order, including large purchase orders that may negatively affect the fund's operations and orders that appear to be associated with short-term trading activities.


- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.


The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.



10 Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gain distributions.



UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends are taxable as ordinary income. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.


AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS THE FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB VALUE ADVANTAGE MONEY FUND(R) -
INSTITUTIONAL SHARES AND SELECT SHARES(R)

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.


THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBER
Schwab Value Advantage Money Fund(R) -
Institutional Shares and Select Shares(R)      811-5954


REG23606FLD-04

SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)

      PROSPECTUS

      April 29, 2004



      Schwab Money Market Fund TM



      Schwab Government Money Fund TM



      Schwab U.S. Treasury Money Fund TM


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)


      ABOUT THE FUNDS

        Schwab Money Market Fund TM ........................................   2

        Schwab Government Money Fund TM ....................................   6

        Schwab U.S. Treasury Money Fund TM .................................  10

        Fund management ....................................................  14

      INVESTING IN THE FUNDS

        Buying/selling shares ..............................................  16

        Selling/exchanging shares ..........................................  17

        Transaction policies ...............................................  18

        Dividends and taxes ................................................  19

             ABOUT THE FUNDS

             The Schwab Money Funds seek to provide high current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.


             All of the funds invest exclusively in money market investments. The Schwab Money Market Fund TM has greater investment risk but higher yield potential than the Schwab Government Money Fund TM, which in turn has greater investment risk but potentially higher yields than the Schwab U.S. Treasury Money Fund TM. This last fund offers the highest degree of safety but the lowest potential yield of the Schwab Money Funds.


             The funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

SCHWAB MONEY MARKET FUND TM

TICKER SYMBOL: SWMXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN HIGH-QUALITY SHORT-TERM MONEY MARKET INVESTMENTS ISSUED BY U.S. AND FOREIGN ISSUERS, SUCH AS:

- commercial paper, including asset-backed commercial paper and promissory notes

- certificates of deposit and time deposits

- variable- and floating-rate debt securities

- bank notes and bankers' acceptances

- repurchase agreements


- obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and Sallie Mae (U.S. government securities)



All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors interested in competitive money market returns.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Although the risk of default generally is considered unlikely (even among foreign investments, which carry additional risks), any default on the part of a portfolio investment could cause the fund's share price or yield to fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


94       3.68
95       5.41
96       4.91
97       5.04
98       4.99
99       4.64
00       5.84
01       3.73
02       1.23
03       0.50

BEST QUARTER: 1.51% Q4 2000
WORST QUARTER: 0.09% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                              1 year       5 years      10 years
--------------------------------------------------------------------------------
FUND                                           0.50         3.17          3.98


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.31
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.78

Expense reduction                                                         (0.03)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.75
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.75% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $77                  $246                   $430              $963


  Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



4 Schwab Money Market Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.01          0.01          0.04          0.06          0.05
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.01)        (0.01)        (0.04)        (0.06)        (0.05)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.50          1.23          3.73          5.84          4.64

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.75          0.75          0.75          0.76 1        0.75
   Gross operating expenses                                  0.78          0.78          0.79          0.81          0.84
   Net investment income                                     0.50          1.22          3.63          5.70          4.56
Net assets, end of period ($ x 1,000,000)                  49,079        51,063        49,116        41,823        36,099



1 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB GOVERNMENT MONEY FUND TM

TICKER SYMBOL: SWGXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS IN U.S. GOVERNMENT SECURITIES, SUCH AS:

- U.S. Treasury bills, notes and bonds


- other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac and Sallie Mae


- repurchase agreements


Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. government securities including repurchase agreements; typically, the actual percentage is considerably higher. The fund will notify its shareholders at least 60 days before changing this policy.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.

      This fund may be appropriate for investors looking for competitive money market returns provided by a portfolio of U.S. government securities.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie
Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


94       3.62
95       5.34
96       4.83
97       4.95
98       4.88
99       4.50
00       5.69
01       3.63
02       1.20
03       0.48

BEST QUARTER: 1.48% Q4 2000
WORST QUARTER: 0.09% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                              1 year       5 years      10 years
--------------------------------------------------------------------------------
FUND                                           0.48         3.09          3.90


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.36
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.83

Expense reduction                                                         (0.08)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.75
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.75% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $77                  $257                   $453             $1,018


  Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



8 Schwab Government Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.04          0.06          0.04
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.04)        (0.06)        (0.04)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.48          1.20          3.63          5.69          4.50

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.75          0.75          0.75          0.76 2        0.75
   Gross operating expenses                                  0.83          0.83          0.84          0.85          0.85
   Net investment income                                     0.49          1.19          3.52          5.54          4.42
Net assets, end of period ($ x 1,000,000)                   2,838         3,092         3,054         2,509         2,545



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.75% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB U.S. TREASURY MONEY FUND TM

TICKER SYMBOL: SWUXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND TYPICALLY INVESTS EXCLUSIVELY IN SECURITIES BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. Under normal circumstances, the fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes, and bonds. The fund will notify its shareholders at least 60 days before changing this policy. The full faith and credit backing is the strongest backing offered by the U.S. government, and traditionally is considered by investors to be the highest degree of safety as far as the payment of principal and interest.


In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. By limiting its portfolio to full faith and credit U.S. government investments, the fund seeks to provide maximum safety as to its assets. The fund is distinct from certain other types of government money funds in that, for tax and credit quality reasons, it does not invest in repurchase agreements. The manager may adjust the fund's average maturity based on current and anticipated changes in interest rates. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


Because the income from U.S. Treasury securities is exempt from state and local income taxes, the fund generally expects that the dividends it pays will be exempt from those taxes as well. (Dividends still will be subject to federal income tax.) However, during unusual market conditions, the fund may make investments that are not exempt from state and local income taxes as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      With substantially all of its portfolio of securities backed by the full faith and credit of the U.S. government, this fund is designed to provide investors with the highest degree of safety of all the Schwab Money Funds, as well as current money market returns.



RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Government guarantees on securities the fund owns do not extend to the shares of the fund itself. Although the risk of default with U.S. Treasury securities is considered extremely unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


94       3.52
95       5.25
96       4.77
97       4.85
98       4.69
99       4.25
00       5.40
01       3.61
02       1.15
03       0.49

BEST QUARTER: 1.42% Q4 2000
WORST QUARTER: 0.09% Q4 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                              1 year       5 years      10 years
--------------------------------------------------------------------------------
FUND                                           0.49         2.96          3.79


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.36
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.46
                                                                         -------
Total annual operating expenses                                            0.82

Expense reduction                                                         (0.17)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.65
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.65% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $66                   $245                   $438              $998


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



12 Schwab U.S. Treasury Money Fund TM

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.04          0.05          0.04
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.04)        (0.05)        (0.04)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.49          1.15          3.61          5.40          4.25

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.65          0.65          0.65          0.66 2        0.65
   Gross operating expenses                                  0.82          0.82          0.84          0.85          0.86
   Net investment income                                     0.49          1.15          3.44          5.27          4.18
Net assets, end of period ($ x 1,000,000)                   4,046         4,323         4,042         2,750         2,592



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

            FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03).



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/03, these fees were 0.28% for the Schwab Money Market Fund TM, 0.28% for the Schwab Government Money Fund TM and 0.18% for the Schwab U.S. Treasury Money Fund TM. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.

            INVESTING IN THE FUNDS

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

BUYING/SELLING SHARES

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your sweep account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.


16 Investing in the funds

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.


- Exchange orders are limited to other Schwab Sweep Investments and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.


- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for a fund as a result of selling or exchanging your shares.


- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of a fund generally do.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.



18 Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gain distributions.



UNLESS YOU ARE INVESTING THROUGH AN IRA, 401(K) OR OTHER TAX-ADVANTAGED RETIREMENT ACCOUNT, YOUR FUND DIVIDENDS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income is distributed as dividends and is taxable as ordinary income. Dividends paid by the U.S. Treasury Money Fund are subject to federal income tax but typically are exempt from any state and local personal income taxes. Income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB MONEY FUNDS SWEEP INVESTMENTS(R)

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.


SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.


THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.


SEC FILE NUMBER

Schwab Money Funds -
Sweep Investments(R)      811-5954



REG13850FLD-05

SCHWAB MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS TM

      PROSPECTUS

      April 29, 2004


      Schwab Municipal
      Money Fund -- Sweep Shares

      Schwab California Municipal
      Money Fund -- Sweep Shares

      Schwab New York Municipal
      Money Fund -- Sweep Shares

      Schwab New Jersey Municipal
      Money Fund

      Schwab Pennsylvania
      Municipal
      Money Fund

      Schwab Florida Municipal
      Money Fund


      Schwab Massachusetts
      Municipal
      Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUNDS
SWEEP INVESTMENTS TM


      ABOUT THE FUNDS

        Schwab Municipal Money Fund -- Sweep Shares ........................   2

        Schwab California Municipal Money Fund -- Sweep Shares .............   6

        Schwab New York Municipal Money Fund -- Sweep Shares ...............  10

        Schwab New Jersey Municipal Money Fund .............................  14

        Schwab Pennsylvania Municipal Money Fund ...........................  18

        Schwab Florida Municipal Money Fund ................................  22

        Schwab Massachusetts Municipal Money Fund ..........................  26

        Fund management ....................................................  30

      INVESTING IN THE FUNDS

        Buying shares ......................................................  32

        Selling/exchanging shares ..........................................  33

        Transaction policies ...............................................  34

        Dividends and taxes ................................................  35

            ABOUT THE FUNDS

            The Schwab Municipal Money Funds seek to provide high current yields while offering the liquidity, stability and convenience traditionally associated with money market mutual funds.


            Because these funds invest in municipal money market securities, their dividends generally are exempt from federal income tax.* Dividends from the state-specific funds generally are exempt from the respective state's income tax as well.


            The sweep shares of the funds are designed for use as Sweep Investments TM, in conjunction with certain Schwab accounts. Customers who qualify can designate one of these funds as their account's sweep fund.

* Some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

SCHWAB MUNICIPAL MONEY FUND
TICKER SYMBOL  Sweep Shares: SWXXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      This fund is designed for individuals in higher tax brackets who are seeking tax-exempt income.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


94      2.32
95      3.30
96      2.92
97      3.11
98      2.92
99      2.70
00      3.53
01      2.23
02      0.91
03      0.46

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.07% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                             1 year       5 years       10 years
--------------------------------------------------------------------------------
FUND                                          0.46          1.96          2.43


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.35
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.46
                                                                         -------
Total annual operating expenses                                            0.81

Expense reduction                                                         (0.15)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.66
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.66% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $67                  $244                    $435              $988


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


4 Schwab Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
SWEEP SHARES                                              12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.03          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.03)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.46          0.91          2.23          3.53          2.70

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.66          0.66          0.66          0.67 2        0.66
   Gross operating expenses                                  0.81          0.82          0.83          0.84          0.85
   Net investment income                                     0.46          0.90          2.21          3.47          2.67
Net assets, end of period ($ x 1,000,000)                   7,494         7,435         7,265         6,780         6,090



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.66% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
TICKER SYMBOL  Sweep Shares: SWCXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND CALIFORNIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM CALIFORNIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For California taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF CALIFORNIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio.



Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


94       2.26
95       3.20
96       2.80
97       2.95
98       2.64
99       2.42
00       3.02
01       1.99
02       0.83
03       0.46

BEST QUARTER: 0.84% Q2 1995
WORST QUARTER: 0.07% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                             1 year       5 years       10 years
--------------------------------------------------------------------------------
FUND                                          0.46          1.74          2.25


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.36
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.46
                                                                         -------
Total annual operating expenses                                            0.82

Expense reduction                                                         (0.17)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.65
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.65% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
            $66                 $245                    $438              $998


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


8 Schwab California Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
SWEEP SHARES                                              12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.03          0.02
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.03)        (0.02)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return %                                               0.46          0.83          1.99          3.02          2.42

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.65          0.65          0.65          0.66 2        0.65
   Gross operating expenses                                  0.82          0.82          0.82          0.84          0.85
   Net investment income                                     0.45          0.83          1.98          2.98          2.41
Net assets, end of period ($ x 1,000,000)                   4,169         4,056         3,897         3,923         3,457



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
TICKER SYMBOL  Sweep Shares: SWNXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW YORK STATE AND LOCAL PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW YORK ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For New York taxpayers, especially those in higher tax brackets who are seeking triple tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW YORK AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


96       2.74
97       2.96
98       2.78
99       2.59
00       3.39
01       2.06
02       0.80
03       0.41

BEST QUARTER: 0.90% Q4 2000
WORST QUARTER: 0.06% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.41         1.84           2.31


1 Inception: 2/27/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.37
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.84

Expense reduction                                                         (0.15)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.69
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.69% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $70                  $253                   $451              $1,023


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


12 Schwab New York Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
SWEEP SHARES                                              12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.03          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.03)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.41          0.80          2.06          3.39          2.59

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.69          0.69          0.69          0.70 2        0.69
   Gross operating expenses                                  0.84          0.85          0.86          0.88          0.91
   Net investment income                                     0.41          0.80          2.04          3.35          2.57
Net assets, end of period ($ x 1,000,000)                   1,038           944           889           798           604



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.69% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND TM
TICKER SYMBOL  Sweep Shares: SWJXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND NEW JERSEY PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM NEW JERSEY ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For New Jersey taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF NEW JERSEY AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


99       2.58
00       3.38
01       2.13
02       0.84
03       0.43

BEST QUARTER: 0.89% Q4 2000
WORST QUARTER: 0.06% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.43         1.86           2.02


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.48
                                                                         -------
Total annual operating expenses                                            0.86

Expense reduction                                                         (0.21)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.65
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.65% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $66                  $253                   $456              $1,041


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


16 Schwab New Jersey Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.03          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.03)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.43          0.84          2.13          3.38          2.58

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.65          0.66 2        0.65          0.66 3        0.65
   Gross operating expenses                                  0.86          0.89          0.90          0.93          0.94
   Net investment income                                     0.43          0.83          2.08          3.35          2.60
Net assets, end of period ($ x 1,000,000)                     463           425           382           321           206



1 Per share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (taxes) had not been included.



3 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
TICKER SYMBOL  Sweep Shares: SWEXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND IS EXEMPT FROM FEDERAL AND PENNSYLVANIA PERSONAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM PENNSYLVANIA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For Pennsylvania taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE COMMONWEALTH OF PENNSYLVANIA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


99       2.71
00       3.57
01       2.20
02       0.87
03       0.49

BEST QUARTER: 0.94% Q4 2000
WORST QUARTER: 0.08% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.49         1.96           2.12


1 Inception: 2/2/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.49
                                                                         -------
Total annual operating expenses                                            0.87

Expense reduction                                                         (0.22)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.65
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.65% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $66                  $256                   $461              $1,052


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.


20 Schwab Pennsylvania Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.04          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.04)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.49          0.87          2.20          3.57          2.71

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.65          0.65          0.65          0.66 2        0.65
   Gross operating expenses                                  0.87          0.89          0.92          0.93          0.94
   Net investment income                                     0.48          0.87          2.14          3.52          2.68
Net assets, end of period ($ x 1,000,000)                     328           301           292           225           164



1 Per-share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.65% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
TICKER SYMBOL  Sweep Shares: SWFXX

--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND ALSO SEEKS TO HAVE ITS SHARES EXEMPT FROM THE FLORIDA INTANGIBLE TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM FLORIDA ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities that pay income that is exempt from federal income tax and so that its shares are exempt from the Florida intangible tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For Florida taxpayers, especially those in higher tax brackets who are seeking tax-exempt income, this fund may be an appropriate investment.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.

THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.


THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF FLORIDA AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income or cause an investment in the fund to be subject to the Florida intangible tax. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).


THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE

Below are a chart and a table showing how the fund's performance has varied from year to year and how it averages out over time. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.

ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


99       2.78
00       3.62
01       2.32
02       0.96
03       0.46

BEST QUARTER: 0.95% Q4 2000
WORST QUARTER: 0.07% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
FUND                                        0.46         2.02           2.15


1 Inception: 3/18/98.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.47
                                                                         -------
Total annual operating expenses                                            0.85

Expense reduction                                                         (0.19)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.66
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.66% through 4/30/05.


Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

EXPENSES ON A $10,000 INVESTMENT


          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $67                  $252                   $453              $1,031


   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.

24 Schwab Florida Municipal Money Fund

FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history for the past five years. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          1/1/03-       1/1/02-       1/1/01-       1/1/00-       1/1/99-
                                                          12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 1        0.01          0.02          0.04          0.03
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 1      (0.01)        (0.02)        (0.04)        (0.03)
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00          1.00          1.00          1.00          1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.46          0.96          2.32          3.62          2.78

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                    0.64          0.59          0.59          0.60 2        0.59
   Gross operating expenses                                  0.85          0.87          0.87          0.89          0.92
   Net investment income                                     0.47          0.95          2.30          3.56          2.75
Net assets, end of period ($ x 1,000,000)                   1,804         1,785         1,518         1,435         1,215



1 Per share amount was less than $0.01.



2 The ratio of net operating expenses would have been 0.59% if certain non-routine expenses (proxy fees) had not been included.

SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND


TICKER SYMBOL  Sweep Shares: SWDXX


--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL AND MASSACHUSETTS PERSONAL INCOME TAX.



MONEY FUND REGULATIONS



Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:



- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).



- Diversification: requirements for diversification limit the fund's exposure to any given issuer.



- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------


STRATEGY



TO PURSUE ITS GOAL, THE FUND INVESTS IN MONEY MARKET SECURITIES FROM MASSACHUSETTS ISSUERS AND FROM MUNICIPAL AGENCIES, U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts income tax.



Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.



In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.



The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 per share price.



During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      For Massachusetts taxpayers, especially those in higher tax brackets who are seeking double tax-exempt income, this fund may be an appropriate investment.



RISKS



INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.



YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.



THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF AN INVESTMENT DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.



THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.



THIS FUND INVESTS PRIMARILY IN SECURITIES ISSUED BY THE STATE OF MASSACHUSETTS AND ITS MUNICIPALITIES. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund's portfolio. Further, the fund's share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.



SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).



THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE



Because this is a new fund, tables reflecting the fund's annual total returns and average annual total return are not included. This information will appear in a future version of the fund's prospectus.



FUND FEES AND EXPENSES



The following table describes what you could expect to pay as a fund investor. "Shareholder Fees" are charged to you directly by the fund. "Annual Operating Expenses" are paid out of fund assets, so their effect is included in total return.



FEE TABLE (%)



SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                           None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                            0.38
Distribution (12b-1) fees                                                  None
Other expenses                                                             0.48
                                                                         -------
Total annual operating expenses                                            0.86

Expense reduction                                                         (0.26)
                                                                         -------
NET OPERATING EXPENSES*                                                    0.60
                                                                         =======



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) will not exceed 0.60% through 4/30/05.



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figure is based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.



EXPENSES ON A $10,000 INVESTMENT



          1 year               3 years                5 years           10 years
--------------------------------------------------------------------------------
           $61                  $248                   $451              $1,037



   Visit www.schwab.com/schwabfunds or call toll-free 1-800-435-4000 for a current seven-day yield.



28 Schwab Massachusetts Municipal Money Fund

FINANCIAL HIGHLIGHTS



This section provides further details about the fund's financial history for its period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          5/16/03 1-
                                                          12/31/03
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                          --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 2
                                                          --------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 2
                                                          --------------------------------------------------------------------------
Net asset value at end of period                             1.00
                                                          --------------------------------------------------------------------------
Total return (%)                                             0.30 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                    0.51 4
   Gross operating expenses                                  0.86 5
   Net investment income                                     0.48 5
Net assets, end of period ($ x 1,000,000)                     363



1 Commencement of operations



2 Per share amount was less than $0.01.



3 Not annualized.



4 Annualized. In addition to the guaranteed expense waiver in place during the period, the investment adviser voluntarily waived an additional 9 basis points of the fund's expenses.



5 Annualized.

            FUND MANAGEMENT


The funds' investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03.)



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Funds. As compensation for these services, the firm receives a management fee from each fund. For the 12 months ended 12/31/03, these fees were 0.21% for the Schwab Municipal Money Fund, 0.22% for the Schwab California Municipal Money Fund, 0.22% for the Schwab New York Municipal Money Fund, 0.17% for the Schwab New Jersey Municipal Money Fund, 0.16% for the Schwab Pennsylvania Municipal Money Fund and 0.16% for the Schwab Florida Municipal Money Fund. These figures, which are expressed as a percentage of each fund's average daily net assets, represent the actual amounts paid, including the effects of reductions.



            As compensation for its services to the Schwab Massachusetts Municipal Money Fund, the firm is entitled to receive a management fee calculated as follows: 0.38% of the first $1 billion, 0.35% of more than $1 billion but not exceeding $10 billion, 0.32% of more than $10 billion but not exceeding $20 billion, 0.30% of more than $20 billion but not exceeding $40 billion, 0.27% over $40 billion.

            INVESTING IN THE FUNDS

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------

MUNICIPAL MONEY funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

--------------------------------------------------------------------------------


BUYING SHARES


The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the funds' policies, to buy, sell and exchange shares of the funds. These funds are designed for use in conjunction with certain Schwab accounts, subject to the eligibility terms and conditions of your account agreement, as amended from time to time.

When you designate one of these funds as the sweep fund on your Schwab account, your uninvested cash balances will be invested in the fund according to the terms and conditions of your account agreement. Similarly, when you use your account to purchase other investments or make payments, shares of your sweep fund will be sold to cover these transactions according to the terms and conditions of your account agreement.

For more information on Schwab accounts, call 1-800-435-4000 or visit www.schwab.com.


32 Investing in the funds

SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The funds reserve the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders are limited to other Schwab Sweep Investments(R) and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

You are automatically entitled to initiate transactions by telephone. The funds and Schwab employ procedures to confirm the authenticity of telephone instructions. If the funds and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.

--------------------------------------------------------------------------------
WHEN PLACING ORDERS

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for the fund as a result of selling or exchanging your shares.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations and orders that appear to be associated with short-term trading activities.

- To change or waive a fund's investment minimums.

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The funds calculate their share prices each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The funds seek to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than 10 a.m. Eastern time generally receive that day's dividend. Orders to buy that are accepted after 10 a.m. Eastern time generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally don't receive that day's dividend, but those accepted after the close of a fund generally do.


The funds value their investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.



34 Investing in the funds

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS YOUR FUND EARNS. Each fund distributes to its shareholders substantially all of its net investment income. Each fund declares a dividend every business day, based on its determination of its net investment income. Sweep money funds may pay their dividends in cash or fund shares to shareholders' Schwab accounts on the 15th of each month (or next business day if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The funds do not expect to distribute any capital gains.



SOME FUNDS MAY HAVE TAX CONSEQUENCES. The Municipal Money Fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. Dividends from the state-specific funds typically are exempt from federal and the respective state's income taxes. Shares of the Florida Municipal Money Fund are intended to be exempt from the Florida intangible tax. Each fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the funds seek to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the funds may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that a fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from that fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS A FUND DECLARED DURING THE PREVIOUS CALENDAR YEAR. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB MUNICIPAL MONEY FUNDS

SWEEP INVESTMENTS TM

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the funds, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the funds' annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



SEC FILE NUMBER
Schwab Municipal Money Funds -
Sweep Investments TM      811-5954


REG13851FLD-05

SCHWAB MUNICIPAL MONEY FUND TM -

INSTITUTIONAL SHARES AND SELECT SHARES(R)

      PROSPECTUS

      April 29, 2004


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                           [CHARLES SCHWAB LOGO]

SCHWAB MUNICIPAL MONEY FUND TM -

INSTITUTIONAL SHARES AND SELECT SHARES(R)


      ABOUT THE FUND

        Strategy ...........................................................  2

        Risks ..............................................................  3

        Fund fees and expenses .............................................  4

        Fund management ....................................................  6

      INVESTING IN THE FUND

        Buying shares ......................................................  8

        Selling/exchanging shares ..........................................  9

        Transaction policies ............................................... 10

        Dividends and taxes ................................................ 11

SCHWAB MUNICIPAL MONEY FUND TM


TICKER SYMBOL  Institutional Shares: SWOXX  Select Shares(R): SWLXX


--------------------------------------------------------------------------------
THE FUND'S GOAL IS TO SEEK THE HIGHEST CURRENT INCOME THAT IS CONSISTENT WITH STABILITY OF CAPITAL AND LIQUIDITY, AND THAT IS EXEMPT FROM FEDERAL INCOME TAX.

MONEY FUND REGULATIONS

Money market funds in the United States are subject to rules that are designed to help them maintain a stable share price:

- Credit quality: money funds must invest exclusively in high-quality securities (generally those that are in the top two tiers of credit quality).

- Diversification: requirements for diversification limit the fund's exposure to any given issuer.

- Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
--------------------------------------------------------------------------------

STRATEGY


TO PURSUE ITS GOAL, THE FUND INVESTS IN MUNICIPAL MONEY MARKET SECURITIES FROM STATES AND MUNICIPAL AGENCIES AROUND THE COUNTRY AND FROM U.S. TERRITORIES AND POSSESSIONS. These securities may include general obligation issues, which typically are backed by the issuer's ability to levy taxes, and revenue issues, which typically are backed by a stream of revenue from a given source, such as a toll highway or a public water system. These securities also may include municipal notes as well as municipal leases, which municipalities may use to finance construction or to acquire equipment. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax.


Many of the fund's securities will be subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.

In choosing securities, the fund's manager seeks to maximize current income within the limits of the fund's credit, maturity and issuer policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser's credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. To preserve its investors' capital, the fund seeks to maintain a stable $1 share price.


During unusual market conditions, the fund may invest in taxable money market securities as a temporary defensive measure. When the fund engages in such activities, it may not achieve its investment goal.

      This fund is designed for individuals in higher tax brackets who are seeking tax- exempt income.


RISKS


INTEREST RATES RISE AND FALL OVER TIME. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low.

YOUR INVESTMENT IS NOT A BANK DEPOSIT. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

THE FUND COULD LOSE MONEY OR UNDERPERFORM AS A RESULT OF DEFAULT. Some of the fund's investments, in particular those that have been structured as municipal money market securities, may have greater risks than securities in non-municipal money funds. Although the risk of default generally is considered unlikely, any default on the part of a portfolio investment could cause the fund's share price or yield to fall.


THE MANAGER'S MATURITY DECISIONS ALSO WILL AFFECT THE FUND'S YIELD, and in unusual circumstances potentially could affect its share price. To the extent that the manager anticipates interest rate trends imprecisely, the fund's yield at times could lag those of other money market funds. The fund's emphasis on quality and stability also could cause it to underperform other money funds, particularly those that take greater maturity and credit risks.



STATE AND REGIONAL FACTORS COULD AFFECT THE FUND'S PERFORMANCE. To the extent that the fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance.


SOME OF THE FUND'S INCOME COULD BE TAXABLE. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund's income could be taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax (AMT).

THE FUND IS NOT DESIGNED TO OFFER CAPITAL APPRECIATION. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

PERFORMANCE


Below are a chart and table showing how the performance of the fund's Value Advantage Shares has varied from year to year and how it averages out over time. The Value Advantage Shares are not offered in this prospectus. Because the Institutional Shares and Select Shares(R) of the fund invest in the same portfolio of securities, returns for these classes will be similar to those of the Value Advantage Shares. Performance will be different only to the extent that the Institutional Shares and Select Shares have lower expenses. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance.


ANNUAL TOTAL RETURNS (%) as of 12/31

[BAR CHART]


96       3.14
97       3.32
98       3.14
99       2.91
00       3.75
01       2.45
02       1.12
03       0.68

BEST QUARTER: 0.99% Q4 2000
WORST QUARTER: 0.12% Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/03



                                                                       Since
                                           1 year       5 years      inception 1
--------------------------------------------------------------------------------
Schwab Municipal
  Money Fund -- Value
  Advantage Shares                          0.68         2.17           2.61


1 Inception: 7/7/95.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


                                                    INSTITUTIONAL       SELECT
SHAREHOLDER FEES                                       SHARES          SHARES(R)
--------------------------------------------------------------------------------
                                                        None             None

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                         0.35               0.35
Distribution (12b-1) fees                               None               None
Other expenses                                          0.23               0.23
                                                      --------------------------
Total annual operating expenses                         0.58               0.58

Expense reduction                                      (0.34)             (0.23)
                                                      --------------------------
NET OPERATING EXPENSES*                                 0.24               0.35
                                                      ==========================



* Schwab and the investment adviser have guaranteed that the "net operating expenses" (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares will not exceed 0.24% and 0.35%, respectively, through 4/30/05.



Designed to help you compare expenses, this example uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund's operating expenses remain the same. The one-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


EXPENSES ON A $10,000 INVESTMENT


                          1 year       3 years       5 years       10 years
---------------------------------------------------------------------------
Institutional Shares       $25          $152          $290           $693
Select Shares(R)           $36          $163          $301           $704


  To obtain the current seven-day yield, clients of Investment Managers should contact their Investment Manager. Other clients should call 1-800-435-4000.



4 Schwab Municipal Money Fund TM

FINANCIAL HIGHLIGHTS



This section provides further details about the financial history of the fund's Institutional Shares and Select Shares(R) for their period of operations. Certain information reflects financial results for a single fund share. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. The fund's independent accountants, PricewaterhouseCoopers LLP, audited these figures. Their full report is included in the fund's annual report (see back cover).



                                                          6/2/03 1-
INSTITUTIONAL SHARES                                      12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                          -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 2
                                                          -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 2
                                                          -------------------------------------------------------------------------
Net asset value at end of period                             1.00
                                                          -------------------------------------------------------------------------
Total return (%)                                             0.45 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.24 4
   Gross operating expenses                                  0.58 4
   Net investment income                                     0.80 4
Net assets, end of period ($ x 1,000,000)                     718



                                                          6/2/03 1-
SELECT SHARES                                             12/31/03
-----------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00
                                                          -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.00 2
                                                          -------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                     (0.00) 2
                                                          -------------------------------------------------------------------------
Net asset value at end of period                             1.00
                                                          -------------------------------------------------------------------------
Total return (%)                                             0.39 3

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                    0.35 4
   Gross operating expenses                                  0.58 4
   Net investment income                                     0.68 4
Net assets, end of period ($ x 1,000,000)                     474






1 Commencement of operations.



2 Per-share amount was less than $0.01.



3 Not annualized.



4 Annualized.

            FUND MANAGEMENT


The fund's investment adviser, Charles Schwab Investment Management, Inc., has nearly $139 billion under management.



            The investment adviser for the fund is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than six million shareholder accounts. (All figures on this page are as of 12/31/03).



            As the investment adviser, the firm oversees the asset management and administration of the Schwab Municipal Money Fund TM. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 12/31/03, this fee was 0.21% for the fund. This figure, which is expressed as a percentage of the fund's average daily net assets, represent the actual amounts paid, including the effects of a reduction.

            INVESTING IN THE FUND

            As a SchwabFunds(R) investor, you have a number of ways to do business with us.

            On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

--------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS FOR SCHWAB ACCOUNTS


The fund shares offered in this prospectus are not sweep shares. Schwab may, but is not obligated to, redeem these shares without prior notification to you to satisfy negative balances in your Schwab account that may result from transactions in or charges to your account, if your Schwab account contains no cash assets, sweep shares, or margin credit balances.



Schwab may charge you a fee each time it elects to redeem these shares. Please refer to your Schwab account agreement for further information.

--------------------------------------------------------------------------------

BUYING SHARES

Shares of the fund may be purchased through a Schwab account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information on these pages outlines how Schwab investors can place "good orders," which are orders made in accordance with the fund's policies, to buy, sell and exchange shares of the fund. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

CHOOSE A SHARE CLASS. Your choice may depend on the amount of your investment. The minimums shown below are for each class.

MINIMUM INITIAL                   MINIMUM ADDITIONAL                  MINIMUM
INVESTMENT 1                      INVESTMENTS                         BALANCE 1
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES
  $3,000,000                      $1                                  $3,000,000


SELECT SHARES(R)
  $1,000,000                      $1                                  $1,000,000

STEP 2

CHOOSE AN OPTION FOR DIVIDENDS. The two options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                FEATURES
--------------------------------------------------------------------------------
REINVESTMENT          All dividends are invested automatically in shares of the
                      fund.

CASH                  You receive payment for all dividends.

STEP 3

PLACE YOUR ORDER. Use any method described on the next page. Make checks payable to Charles Schwab & Co., Inc.

1 In the case of clients of Investment Managers, each minimum must be met at the individual client account level, not aggregated by the Investment Manager.


8 Investing in the fund

SELLING/EXCHANGING SHARES

USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF THE FUND.

When selling or exchanging shares, please be aware of the following policies:

- The fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- The fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund's assets, whichever is less.

- Exchange orders are limited to other SchwabFunds(R) that are not Sweep Investments TM and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

METHODS FOR PLACING DIRECT ORDERS

CLIENTS OF INVESTMENT MANAGERS

PHONE
If you are investing through an Investment Manager, contact your manager directly. If you do not have an Investment Manager, call 1-800-979-9004 for assistance.

SCHWABLINK(R)
Investment professionals should follow the transaction instructions in the SchwabLink manual; for trading assistance, call 1-800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812

---------------------------------------------------------------------------

OTHER CLIENTS

SCHWAB BY PHONE TM

Automated Voice service or speak with a representative at 1-800-435-4000 (for TDD service, call 1-800-345-2550).



IN PERSON
Visit the nearest Charles Schwab Investor Center.



MAIL
Write to SchwabFunds(R) at:
P.O. Box 3812
Englewood, CO 80155-3812



You are automatically entitled to initiate transactions by telephone. The fund and Schwab employ procedures to confirm the authenticity of telephone instructions. If the fund and Schwab follow these procedures, they will not be responsible for any losses or costs incurred by following telephone instructions that they reasonably believe to be genuine.


--------------------------------------------------------------------------------
WHEN PLACING ORDERS

With every direct order to buy, sell or exchange shares you will need to include the following information:

- Your name.

- Your account number (for SchwabLink transactions, Investment Managers must include the master account and subaccount numbers).

- The name and share class (if applicable) of the fund whose shares you want to buy or sell.

- The dollar amount you would like to buy, sell or exchange.

- When selling or exchanging shares by mail or fax, be sure to include the signature of at least one of the persons who's authorized to trade (either an accountholder or authorized Investment Manager).

- For exchanges, the name and share class (if applicable) of the fund into which you want to exchange and the distribution option you prefer.

- When selling shares, how you would like to receive the proceeds.

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, INCLUDING THE FOLLOWING:


- To automatically redeem your shares if the account they are held in is closed for any reason.


- To automatically redeem your shares if your balance falls below the maintenance minimum and is not increased to the required minimum after 30 days' written notice. Owners of Institutional Shares must keep a minimum balance of $3 million. Owners of Select Shares(R) must keep a minimum balance of $1 million.

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders.


- To refuse any purchase or exchange order, including large purchase orders that may negatively impact the fund's operations and orders that appear to be associated with short-term trading activities.


- To change or waive the fund's investment minimums.

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

- To withdraw or suspend any part of the offering made by this prospectus.
--------------------------------------------------------------------------------

TRANSACTION POLICIES


THE FUND IS OPEN FOR BUSINESS EACH DAY THAT BOTH THE NEW YORK STOCK EXCHANGE
(NYSE) AND THE FEDERAL RESERVE BANK OF NEW YORK (THE FED) ARE OPEN. The fund reserves the right to open for business on days the NYSE is closed but the Fed is open. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. The fund seeks to maintain a stable NAV of $1.



Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of the fund (generally 4 p.m. Eastern time) generally will receive the next day's dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of the fund on a given day generally will receive that day's dividend.


The fund values its investment holdings on the basis of amortized cost (cost plus any discount, or minus any premium, accrued since purchase). Most money market funds use this method to calculate NAV.


THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS REGARDING TRANSACTION POLICIES, AS DETAILED IN THE ADJACENT COLUMN.



10 Investing in the fund

DIVIDENDS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service web site at www.irs.gov.


AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS THE FUND EARNS. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $.01, you may not receive a dividend payment. The fund does not expect to distribute any capital gain distributions.



OWNERSHIP OF THE FUND MAY HAVE TAX CONSEQUENCES. The fund's net investment income is distributed as dividends. The fund's dividends typically are exempt from federal income tax, but are subject to state and local personal income taxes. The fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Taxable income dividends generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash. The sale or exchange of your fund shares may have tax consequences to you if you do not hold your shares in a tax-advantaged account, but no capital gain or loss to a shareholder is anticipated because the fund seeks to maintain a stable $1 share price.


WHILE INTEREST FROM MUNICIPAL SECURITIES GENERALLY IS EXEMPT FROM FEDERAL INCOME TAX, some securities in which the fund may invest produce income that is subject to the federal alternative minimum tax (AMT). To the extent that the fund invests in these securities, shareholders who are subject to the AMT may have to pay this tax on some or all dividends received from the fund.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DIVIDENDS the fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

NOTES

NOTES

SCHWAB MUNICIPAL MONEY FUND TM -

INSTITUTIONAL SHARES AND SELECT SHARES(R)

      PROSPECTUS

      April 29, 2004


                                                           [CHARLES SCHWAB LOGO]

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


For a free copy of any of these documents or to request other information or ask questions about the fund, call SchwabFunds at 1-800-435-4000. In addition, you may visit SchwabFunds' web site at www.schwab.com/schwabfunds for a free copy of a prospectus or an annual or semi-annual report.



The SAI, the fund's annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.



SEC FILE NUMBER

Schwab Municipal Money Fund TM -
Institutional Shares and Select Shares(R)      811-5954



REG25341FLD-02

                       STATEMENT OF ADDITIONAL INFORMATION


                         SCHWAB RETIREMENT MONEY FUND(R)
                         SCHWAB GOVERNMENT CASH RESERVES
                    SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)


                         VALUE ADVANTAGE INVESTMENTS(R)

             SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INVESTOR SHARES
     SCHWAB VALUE ADVANTAGE MONEY FUND(R) - INSTITUTIONAL SHARES AND SELECT
                                    SHARES(R)

                      SCHWAB MONEY FUNDS-SWEEP INVESTMENTS

                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND


                                 APRIL 29, 2004



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 29, 2004 (as amended from time to time).



To obtain a free copy of a prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812 Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.



The most recent annual reports for the funds are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.



Each fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the SchwabFunds.



Prior to April 29, 2004, the Schwab Retirement Advantage Money Fund was named the Schwab Institutional Advantage Money Fund(R).


                                TABLE OF CONTENTS


                                                                       Page
                                                                       ----
INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS.............................................       2
MANAGEMENT OF THE FUNDS...........................................      13
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES.................      25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............      31
INVESTMENT ADVISORY AND OTHER SERVICES............................      32
BROKERAGE ALLOCATION AND OTHER PRACTICES..........................      35
DESCRIPTION OF THE TRUST..........................................      38
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS.............................................      39
TAXATION..........................................................      41
APPENDIX - RATINGS OF INVESTMENT SECURITIES.......................      44

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES,
                        SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Government Cash Reserves, Schwab Money Market Fund, Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund(R) and Schwab Retirement Money Fund(R) seek the highest current income consistent with stability of capital and liquidity.


Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives.


A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES


Under normal circumstances, the Schwab U.S. Treasury Money Fund will invest at least 80% of its net assets in U.S. Treasury securities; including bills, notes and bonds. The fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Under normal circumstances, each of the Schwab Government Money Fund and Schwab Government Cash Reserves will invest at least 80% of its net assets in U.S. government securities including repurchase agreements that are fully collateralized by U.S. government securities. Each fund will notify its shareholders at least 60 days before changing this policy. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Each of the Schwab Money Market Fund, Schwab Value Advantage Money Fund, Schwab Retirement Advantage Money Fund and the Schwab Retirement Money Fund seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities, including U.S. government securities and repurchase agreements for these securities.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

ASSET-BACKED SECURITIES are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Based on the primary characteristics of the various types of asset-backed securities, for purposes of a fund's concentration policy, the following asset-backed securities industries have been selected: credit card receivables, automobile receivables, trade receivables and diversified financial assets. A fund will limit its investments in each such industry to less than 25% of its net assets.

BANKERS' ACCEPTANCES or notes are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. A fund will invest only in bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

CERTIFICATES OF DEPOSIT or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. A fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits in excess of $100 million.

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Based on the primary characteristics of non-U.S. (foreign) banks, the funds have identified each foreign country as a separate bank industry for purposes of a fund's concentration policy. A fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. However, the funds, except for the Schwab U.S. Treasury Money Fund, Schwab Government Money Fund and Schwab Government Cash Reserves, reserve the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the funds have determined to be subject to the same regulation as U.S. banks).

CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company and is a diversified mutual fund. Each fund also follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.




ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other SchwabFunds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities.

A fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan).

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

PROMISSORY NOTES are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations

(NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.


Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


REPURCHASE AGREEMENTS involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Repurchase agreements will be "collateralized" by first tier securities in which the funds could invest directly. In addition, repurchase agreements collateralized entirely by U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S. government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

STRIPPED SECURITIES are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab U.S. Treasury Money Fund(TM) may make investments that are not exempt from state and local income taxes as a temporary defensive measure.



U.S. GOVERNMENT SECURITIES. Many of the U.S. government securities that the funds may invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund's share price or yield to fall.



U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.


VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY A VOTE OF A MAJORITY OF EACH FUND'S OUTSTANDING SHARES.


SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND, SCHWAB RETIREMENT ADVANTAGE MONEY FUND AND SCHWAB RETIREMENT MONEY FUND MAY NOT:


(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(8) Purchase securities or make investments other than in accordance with its investment objectives and policies.

SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(7) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

SCHWAB GOVERNMENT CASH RESERVES MAY NOT:

(1) Purchase securities of any issuer unless consistent with its status as a diversified investment management company as defined by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Concentrate investments in a particular industry or group of industries, or within one state, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) MAY NOT:

(1) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4) Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.


Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2(a)(7) of the 1940 Act are deemed to satisfy the diversification requirements set forth above.


Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)      Invest more than 10% of its net assets in illiquid securities.

(4) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee may be considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



Each of the below-referenced officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, which, as of April 29, 2004, included 49 funds. On January 30, 2004, CSIM became the investment adviser of the Laudus Trust and the Laudus Variable Insurance Trust (the SchwabFunds, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of April 29, 2004, the fund complex consisted of 61 funds. Ms. Byerwalter and Messrs. Hasler and Lyons also serve as trustees for the Laudus Trust and the Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 61 funds in the fund complex. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.


Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:

                                   TERM OF
                                   OFFICE             PRINCIPAL
                                     AND             OCCUPATIONS
  NAME AND      POSITION(S)        LENGTH            DURING THE
  DATE OF        WITH THE          OF TIME            PAST FIVE            OTHER
   BIRTH           TRUST          SERVED 1             YEARS           DIRECTORSHIPS
                                       INDEPENDENT TRUSTEES

DONALD F.         Trustee       Trustee of         Chief Executive
DORWARD                         The Charles        Officer,
September 23,                   Schwab Family      Dorward &
1931                            of Funds           Associates
                                since 1989.        (corporate
                                                   management,
                                                   marketing and
                                                   communications
                                                   consulting
                                                   firm). From
                                                   1996 to 1999,
                                                   Executive Vice
                                                   President and
                                                   Managing
                                                   Director, Grey
                                                   Advertising.

ROBERT G.         Trustee       Trustee of         Chairman,
HOLMES                          The Charles        Chief
May 15, 1931                    Schwab Family      Executive
                                of Funds           Officer and
                                since 1989.        Director,
                                                   Semloh
                                                   Financial,
                                                   Inc.
                                                   (international
                                                   financial
                                                   services and
                                                   investment
                                                   advisory firm).

DONALD R.         Trustee       Trustee of         Managing
STEPHENS                        The Charles        Partner, D.R.
June 28, 1938                   Schwab Family      Stephens &
                                of Funds           Company
                                since              (investments).

------------------------
1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000, will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

                             1989.              Prior to 1996,
                                                Chairman and
                                                Chief Executive
                                                Officer of
                                                North American
                                                Trust (real
                                                estate
                                                investment
                                                trust).

MICHAEL W.      Trustee      Trustee of         Chairman and
WILSEY                       The Charles        Chief
August 18,                   Schwab Family      Executive
1943                         of Funds           Officer,
                             since 1989.        Wilsey
                                                Bennett, Inc.
                                                (truck and air
                                                transportation,
                                                real estate
                                                investment and
                                                management,
                                                and
                                                investments).

MARIANN         Trustee      Trustee of         Chairman of JDN      Ms. Byerwalter
BYERWALTER                   The Charles        Corporate            is on the Board
August 13,                   Schwab Family      Advisory LLC.        of Stanford
1960                         of Funds           From 1996 to         University,
                             since 2000.        2001, Ms.            America First
                                                Byerwalter was       Companies,
                                                the Vice             Omaha, NE
                                                President for        (venture
                                                Business             capital/fund
                                                Affairs and          management),
                                                Chief Financial      Redwood Trust,
                                                Officer of           Inc. (mortgage
                                                Stanford             finance),
                                                University and,      Stanford
                                                in 2001,             Hospitals and
                                                Special Advisor      Clinics, SRI
                                                to the               International
                                                President of         (research), PMI
                                                Stanford             Group, Inc.
                                                University. 2        (mortgage
                                                                     insurance),
                                                                     Lucile Packard
                                                                     Children's
                                                                     Hospital;
                                                                     Director until
                                                                     2002,
                                                                     LookSmart, Ltd.
                                                                     (an Internet
                                                                     infrastructure
                                                                     company).


------------------------


2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

WILLIAM A.         Trustee      Trustee of         Co-Chief               Mr. Hasler is
HASLER                          The Charles        Executive              on the Board of
November 22,                    Schwab Family      Officer, Aphton        Airlease Ltd.
1941                            of Funds           Corporation            (aircraft
                                since 2000.        (bio-                  leasing),
                                                   pharmaceuticals).      Mission West
                                                   Prior to August        Properties
                                                   1998, Mr.              (commercial
                                                   Hasler was Dean        real estate),
                                                   of the Haas            Stratex Corp.
                                                   School of              (a network
                                                   Business at the        equipment
                                                   University of          corporation),
                                                   California,            Solectron
                                                   Berkeley               Corporation
                                                   (higher                where he is
                                                   education).            also
                                                                          Non-Executive
                                                                          Chairman
                                                                          (manufacturing).
                                                                          Mr. Hasler is
                                                                          also the Public
                                                                          Governor and
                                                                          member of the
                                                                          Executive
                                                                          Committee for
                                                                          Pacific Stock &
                                                                          Options
                                                                          Exchange. Until
                                                                          2004, Mr.
                                                                          Hasler was on
                                                                          the Board of
                                                                          Tenera, Inc.
                                                                          (services and
                                                                          software).

GERALD B.          Trustee      Trustee of         Since 1990,            Mr. Smith is
SMITH                           The Charles        Chairman and           also on the
September 28,                   Schwab Family      Chief Executive        Board of
1950                            of Funds           Officer and            Rorento N.V.
                                since 2000.        founder of             (investments -
                                                   Smith Graham &         Netherlands)
                                                   Co. (investment        and Cooper
                                                   advisors).             Industries
                                                                          (electrical
                                                                          products, tools
                                                                          and hardware),
                                                                          and is a member
                                                                          of the audit
                                                                          committee of
                                                                          Northern Border
                                                                          Partners, L.P.
                                                                          (energy);
                                                                          Director until
                                                                          2002, Pennzoil
                                                                          Quaker State
                                                                          Company (oil
                                                                          and gas).

                                           INTERESTED TRUSTEES

CHARLES R.          Chairman       Chairman and       Chairman, The         Director,
SCHWAB 3            and            Trustee of         Charles Schwab        Siebel Systems
July 29, 1937       Trustee        The Charles        Corporation,          (a software
                                   Schwab Family      Charles Schwab &      company) and
                                   of Funds           Co., Inc.,            Xign, Inc. (a
                                   since 1989.        Charles Schwab        developer of
                                                      Investment            electronic
                                                      Management,           payment
                                                      Inc.; Charles         systems);
                                                      Schwab Holdings       Trustee,
                                                      (UK); Chief           Stanford
                                                      Executive             University,
                                                      Officer and           since 1993;
                                                      Director, Schwab      Director,
                                                      Holdings, Inc.;       TrustMark, Inc.
                                                      Chairman and          Director, The
                                                      Chief Executive       Gap, Inc.
                                                      Officer, Schwab       (clothing
                                                      (SIS) Holdings,       retailer),
                                                      Inc. I, Schwab        until May 2004;
                                                      International         Director, The
                                                      Holdings, Inc.;       Charles Schwab
                                                      Director, U.S.        Trust Company,
                                                      Trust                 until July 2001
                                                      Corporation,          Director,
                                                      United States         Audiobase, Inc.
                                                      Trust Company of      (full-service
                                                      New York;             audio solutions
                                                      Co-Chief              for the
                                                      Executive             Internet),
                                                      Officer until         until March
                                                      May 2003, The         2002; Vodaphone
                                                      Charles Schwab        AirTouch PLC (a
                                                      Corporation.          telecommunications
                                                                            company) until May
                                                                            2002.

DAWN                Trustee        Trustee of         Vice Chairman -       Director of
LEPORE 3                           The Charles        Technology,           Wal-Mart Stores,
March 21, 1954                     Schwab Family      Operations, and       Inc. and eBay
                                   of Funds           Administration        Inc.
                                   since 2003.        of the Company
                                                      and Schwab since
                                                      July 2002


------------------------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab, Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                                                    and Vice
                                                    Chairman -
                                                    Technology and
                                                    Administration
                                                    of the Company
                                                    and Schwab from
                                                    October 2001 to
                                                    July 2002. Ms.
                                                    Lepore was Vice
                                                    Chairman and
                                                    Chief
                                                    Information
                                                    Officer of the
                                                    Company and
                                                    Schwab from
                                                    1999 to October
                                                    2001 and
                                                    Executive Vice
                                                    President and
                                                    Chief
                                                    Information
                                                    Officer of the
                                                    Company and
                                                    Schwab from
                                                    1993 to 1999.
                                                    Ms. Lepore
                                                    joined Schwab
                                                    in 1983.

JEFFREY M.        Trustee       Trustee of          Executive Vice
LYONS 3                         The Charles         President, Asset
February 22,                    Schwab Family       Management
1955                            of Funds            Products &
                                since 2002.         Services since
                                                    September 2001,
                                                    Charles Schwab &
                                                    Co., Inc.  Prior
                                                    to September
                                                    2001, Mr. Lyons
                                                    was Executive
                                                    Vice President,
                                                    Mutual Funds,
                                                    Charles Schwab &
                                                    Co., Inc.


------------------------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab, Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                                             OFFICERS

RANDALL W.          President      Officer of         President and
MERK                and Chief      The Charles        Chief Executive
July 25, 1954       Executive      Schwab Family      Officer, Charles
                    Officer        of Funds           Schwab
                                   since 2002.        Investment
                                                      Management, Inc.
                                                      and Executive
                                                      Vice President,
                                                      Charles Schwab &
                                                      Co., Inc.  Prior
                                                      to September
                                                      2002, Mr. Merk
                                                      was President
                                                      and Chief
                                                      Investment
                                                      Officer,
                                                      American Century
                                                      Investment
                                                      Management, and
                                                      Director,
                                                      American Century
                                                      Companies, Inc.
                                                      (June 2001 to
                                                      August 2002);
                                                      Chief Investment
                                                      Officer, Fixed
                                                      Income, American
                                                      Century
                                                      Companies, Inc.
                                                      (January 1997 to
                                                      June 2001).

TAI-CHIN            Treasurer      Officer of         Senior Vice           Director,
TUNG                and            The Charles        President and         Charles Schwab
March 7, 1951       Principal      Schwab Family      Chief Financial       Asset
                    Financial      of Funds           Officer, Charles      Management
                    Officer.       since 1996.        Schwab                (Ireland)
                                                      Investment            Limited and
                                                      Management,           Charles Schwab
                                                      Inc.; Vice            Worldwide Funds
                                                      President, The        PLC.
                                                      Charles Schwab

                                                       Trust Company.

STEPHEN B.          Senior          Officer of         Director, Senior
WARD                Vice            The Charles        Vice President
April 5, 1955       President       Schwab Family      and Chief
                    and Chief       of Funds           Investment
                    Investment      since 1991.        Officer, Charles
                    Officer.                           Schwab
                                                       Investment
                                                       Management,
                                                       Inc.; Chief
                                                       Investment
                                                       Officer, The
                                                       Charles Schwab
                                                       Trust Company.

KOJI E. FELTON      Secretary       Officer of         Senior Vice
March 13, 1961                      The Charles        President, Chief
                                    Schwab Family      Counsel and
                                    of Funds           Assistant
                                    since 1998.        Corporate
                                                       Secretary,
                                                       Charles Schwab
                                                       Investment
                                                       Management,
                                                       Inc.  Prior to
                                                       June 1998, Mr.
                                                       Felton was a
                                                       Branch Chief in
                                                       Enforcement at
                                                       the U.S.
                                                       Securities and
                                                       Exchange
                                                       Commission in
                                                       San Francisco.


The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for each fund. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

At the May 3, 2003, meeting, the Board of Trustees, including a majority of independent trustees, approved the funds' investment advisory and administration agreement with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the agreement; (2) the funds' expenses under the agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and (4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.


First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.


Second, with respect to the funds' expenses under the agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.


Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the agreement and concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

                               TRUSTEE COMMITTEES


The Trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the Trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



The Trust has a Nominating Committee, that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.



The following table provides trustee compensation information as of December 31, 2003. Unless otherwise stated, information is for the fund complex. As of December 31, 2003, the fund complex consisted solely of the 49 series of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.



  Name of Trustee                                                         Pension or
                                                                          Retirement             ($)
                                            ($)                        Benefits Accrued   Total Compensation
                                   Aggregate Compensation              as Part of Fund        from Fund
                                         From the:                         Expenses            Complex

                                        Schwab       Schwab U.S.
                        Schwab Money  Government    Treasury Money
                        Market Fund   Money Fund         Fund
------------------------------------------------------------------------------------------------------------
Charles R. Schwab               0            0               0               N/A                      0

John Philip Coghlan 1           0            0               0               N/A                      0

Dawn Lepore 2                   0            0               0               N/A                      0

Jeffrey M. Lyons                0            0               0               N/A                      0

Mariann Byerwalter        $24,030       $4,782          $5,195               N/A               $153,025

Donald F. Dorward         $24,030       $4,782          $5,195               N/A               $153,025

William A. Hasler         $24,030       $4,782          $5,195               N/A               $153,025

Robert G. Holmes          $24,030       $4,782          $5,195               N/A               $153,025

Gerald B. Smith           $24,030       $4,782          $5,195               N/A               $153,025

Donald R. Stephens        $24,030       $4,782          $5,195               N/A               $153,025

Michael W. Wilsey         $24,030       $4,782          $5,195               N/A               $153,025


------------------------





1 Mr. Coghlan resigned from the board effective August 26, 2003.






2 Ms. Lepore was appointed to the board on August 26, 2003.

  Name of Trustee                                                                             ($)
                                                                      Pension or             Total
                                          ($)                     Retirement Benefits     Compensation
                                Aggregate Compensation            Accrued as Part of       from Fund
                                       From the:                     Fund Expenses          Complex

                         Schwab Value        Schwab Retirement
                        Advantage Money       Advantage Money
                             Fund                  Fund
------------------------------------------------------------------------------------------------------
Charles R. Schwab                 0                    0                  N/A                      0

John Philip Coghlan 1             0                    0                  N/A                      0

Dawn Lepore 2                     0                    0                  N/A                      0

Jeffrey M. Lyons                  0                    0                  N/A                      0

Mariann Byerwalter          $18,536               $3,908                  N/A               $153,025

Donald F. Dorward           $18,536               $3,908                  N/A               $153,025

William A. Hasler           $18,536               $3,908                  N/A               $153,025

Robert G. Holmes            $18,536               $3,908                  N/A               $153,025

Gerald B. Smith             $18,536               $3,908                  N/A               $153,025

Donald R. Stephens          $18,536               $3,908                  N/A               $153,025

Michael W. Wilsey           $18,536               $3,908                  N/A               $153,025



   Name of Trustee                                                                             ($)
                                                                      Pension or              Total
                                        ($)                       Retirement Benefits     Compensation
                               Aggregate Compensation             Accrued as Part of        from Fund
                                     From the:                       Fund Expenses           Complex

                                                 Schwab
                        Schwab Retirement    Government Cash
                           Money Fund           Reserves
------------------------------------------------------------------------------------------------------
Charles R. Schwab                 0                   0                   N/A                      0

John Philip Coghlan 1             0                   0                   N/A                      0

Dawn Lepore 2                     0                   0                   N/A                      0

Jeffrey M. Lyons                  0                   0                   N/A                      0

Mariann Byerwalter           $3,789              $3,806                   N/A               $153,025

Donald F. Dorward            $3,789              $3,806                   N/A               $153,025

William A. Hasler            $3,789              $3,806                   N/A               $153,025

Robert G. Holmes             $3,789              $3,806                   N/A               $153,025

Gerald B. Smith              $3,789              $3,806                   N/A               $153,025


------------------------





1 Mr. Coghlan resigned from the board effective August 26, 2003.






2 Ms. Lepore was appointed to the board on August 26, 2003.

  Name of Trustee                                                                             ($)
                                                                      Pension or             Total
                                         ($)                      Retirement Benefits     Compensation
                               Aggregate Compensation             Accrued as Part of       from Fund
                                      From the:                      Fund Expenses          Complex

                                                 Schwab
                        Schwab Retirement    Government Cash
                           Money Fund           Reserves
------------------------------------------------------------------------------------------------------------------
Donald R. Stephens           $3,789              $3,806                   N/A               $153,025

Michael W. Wilsey            $3,789              $3,806                   N/A               $153,025



The following chart provides each trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each trustee in the family of investment companies as of December 31, 2003.



    Name of Trustee                                                                  Aggregate Dollar Range Of
                                        Dollar Range of Trustee                    Trustee Ownership In the Family
                                        Ownership of the Fund:                        of Investment Companies *

                                                  Schwab             Schwab
                             Schwab          Government Money     U.S. Treasury
                        Money Market Fund          Fund            Money Fund
------------------------------------------------------------------------------------------------------------------
Charles R. Schwab         Over $100,000      $10,001-$50,000          None                  Over $100,000
Dawn Lepore                $1-$10,000              None               None                 $10,001-$50,000
Jeffrey M. Lyons         $10,001-$50,000        $1-$10,000            None                  Over $100,000
Mariann Byerwalter        Over $100,000            None               None                  Over $100,000
Donald F. Dorward          $1-$10,000              None               None                 $10,001-$50,000
William A. Hasler             None                 None               None                 $50,001-$100,000
Robert G. Holmes           $1-$10,000              None               None                  Over $100,000
Gerald B. Smith           Over $100,000            None               None                  Over $100,000
Donald R. Stephens        Over $100,000            None               None                  Over $100,000
Michael W. Wilsey          $1-$10,000              None               None                  Over $100,000



* As of December 31, 2003, the Family of Investment Companies included the 49 series of the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.

   Name of Trustee                                                                         Aggregate Dollar
                                                                                           Range Of Trustee
                                                                                           Ownership In the
                                                                                               Family of
                                            Dollar Range of Trustee                           Investment
                                             Ownership of the Fund:                           Companies *
                                                                               Schwab
                          Schwab          Schwab         Schwab Value        Retirement
                        Retirement    Government Cash   Advantage Money      Advantage
                        Money Fund       Reserves            Fund            Money Fund
-----------------------------------------------------------------------------------------------------------
Charles R. Schwab          None        Over $100,000     Over $100,000          None         Over $100,000
Dawn Lepore                None             None              None              None        $10,001-$50,000
Jeffrey M. Lyons           None             None              None              None         Over $100,000
Mariann Byerwalter         None             None              None              None         Over $100,000
Donald F. Dorward          None             None        $10,001-$50,000         None        $10,001-$50,000
William A. Hasler          None             None        $50,001-$100,000        None       $50,001-$100,000
Robert G. Holmes           None             None         Over $100,000          None         Over $100,000
Gerald B. Smith            None             None              None              None         Over $100,000
Donald R. Stephens         None             None         Over $100,000          None         Over $100,000
Michael W. Wilsey          None             None         Over $100,000          None         Over $100,000



* As of December 31, 2003, the Family of Investment Companies included the 49 series of the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.


                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.



                                 CODE OF ETHICS



The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as described under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.



                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.



The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.



To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.



PROXY VOTING POLICY



For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.



For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct

ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.



         Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.



         Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:



         o        proxy statements and ballots written in a foreign language;



         o        untimely and/or inadequate notice of shareholder meetings;



         o        restrictions of foreigner's ability to exercise votes;



         o        requirements to vote proxies in person;



         o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;



         o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.



         Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.



REPORTING AND RECORD RETENTION



CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.



CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.



PROXY COMMITTEE QUORUM



Attendance by four members (or their respective designates) constitutes a quorum.

ISS PROXY VOTING GUIDELINES SUMMARY



Following is a concise summary of ISS's current proxy voting policy guidelines.



1.       AUDITORS



Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:



o        Tenure of the audit firm



o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price



o        Length of the rotation period advocated in the proposal



o        Significant audit-related issues



2.       BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:



o Insiders and affiliated outsiders on boards that are not at least majority independent



o        Directors who sit on more than six boards



o Compensation Committee members if there is a disconnect between the CEO's pay and performance



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board.



Vote FOR proposals to repeal classified boards and to elect all directors annually.



INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)



Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.



OPEN ACCESS (SHAREHOLDER RESOLUTION)



Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.



3.       SHAREHOLDER RIGHTS



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.



CUMULATIVE VOTING



Vote AGAINST proposals to eliminate cumulative voting.



Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.



4.       PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.



5.       POISON PILLS



Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.



6.       MERGERS AND CORPORATE RESTRUCTURINGS



Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.



7.       REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



8.       CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION



Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.



Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.



Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights.



Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:



         o It is intended for financing purposes with minimal or no dilution to current shareholders



         o It is not designed to preserve the voting power of an insider or significant shareholder



9.       EXECUTIVE AND DIRECTOR COMPENSATION



ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.



Vote AGAINST a plan if the cost exceeds the allowable cap.



Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:



o The plan expressly permits repricing without shareholder approval for listed companies; or



o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:



o        Historic trading patterns



o        Rationale for the repricing



o        Value-for-value exchange



o        Option vesting



o        Term of the option



o        Exercise price



o        Participation



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.



Vote FOR employee stock purchase plans where all of the following apply:



         o        Purchase price is at least 85 percent of fair market value



         o        Offering period is 27 months or less, and



         o        Potential voting power dilution (VPD) is 10 percent or less.



Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION



Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:



o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards



o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).



10.      SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



Vote:



o        FOR proposals for the company to amend its Equal Employment Opportunity
         (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.



o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 7, 2004, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of April 7, 2004, the following represents persons or entities that owned more than 5% of the outstanding voting securities of any class of each fund:






SCHWAB RETIREMENT ADVANTAGE MONEY FUND(R)
Michael N Bezazian                             300 Lakeside Dr. Fl 8
                                               Oakland, CA  94612            89.74%
SCHWAB RETIREMENT MONEY FUND(R)
Michael N Bezazian                             300 Lakeside Dr. Fl 8
                                               Oakland, CA  94612            60.39%

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%

For the period between April 30, 1999 and June 1, 2001, for its advisory services to the funds, the investment adviser was entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets of 0.38% of the first $1 billion, 0.35% over $1 billion but not exceeding $10 billion, 0.32% over $10 billion but not exceeding $20 billion, and 0.30% of such assets over $20 billion.


For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Value Advantage Money Fund paid investment advisory fees of $80,933,000 (fees were reduced by $58,666,000), $93,535,000 (fees were reduced by $39,489,000) and
$78,509,000 (fees were reduced by $37,912,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, the Schwab Money Market Fund paid investment advisory fees of $128,481,000 (fees were reduced by $16,521,000), $139,090,000 (fees were reduced by $15,808,000) and $143,227,000
(fees were reduced by $15,320,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Government Money Fund paid investment advisory fees of $7,598,000 (fees were reduced by $2,597,000), $8,859,000 (fees were reduced by $2,626,000) and $8,526,000 (fees were reduced by $2,533,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, U.S. Treasury Money Fund paid investment advisory fees of $5,565,000 (fees were reduced by $5,926,000), $7,311,000 (fees were reduced by $6,959,000) and $7,600,000 (fees were reduced by $7,178,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Retirement Advantage Money Fund paid investment advisory fees of $1,642,000 (fees were reduced by $1,227,000), $2,040,000 (fees were reduced by $1,101,000) and
$2,222,000 (fees were reduced by $1,128,000), respectively.

For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Retirement Money Fund paid investment advisory fees of $1,842,000 (fees were reduced by $0), $2,026,000 (fees were reduced by $0) and $2,263,000 (fees were reduced by $0), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Government Cash Reserves paid investment advisory fees of $649,000 (fees were reduced by $1,242,000), $1,281,000 (fees were reduced by $920,000) and $580,000 (fees were reduced by $1,855,000), respectively.



The investment adviser and Schwab have contractually agreed that, through April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Money Market Fund will not exceed 0.75% of the average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes, and certain non-routine expenses) of the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund will not exceed 0.75% and 0.65%, respectively of each fund's average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Retirement Advantage Money Fund will not exceed 0.50% of average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Value Advantage Money Fund
- Investor Shares will not exceed 0.45% of average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Institutional Shares and Select Shares(R) classes of Schwab Value Advantage Money Fund will not exceed 0.24% and 0.35%, respectively, of each class' average daily net assets.



The investment adviser and Schwab have contractually guaranteed that, through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Government Cash Reserves will not exceed 1.25% of the fund's average daily net assets.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with the Schwab Government Cash Reserves, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Money Market Fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.25% of each fund's average daily net assets.


For the services performed as transfer agent under its contract with the Schwab Retirement Money Fund and Schwab Retirement Advantage Money Fund, Schwab is entitled to receive an annual fee from each fund, payable monthly in the amount of 0.05% of each fund's average daily net assets.



For the services performed as transfer agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares(R) and Institutional Shares of the fund, payable monthly in the amount of 0.05% of the average daily net assets of each class.


For the services performed as shareholder services agent under its contract with the Schwab Retirement Money Fund, Schwab Government Cash Reserves, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Money Market Fund, Schwab is entitled to receive an annual fee from each fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of each fund.


For the services performed as shareholder services agent under its contract with of the Schwab Retirement Advantage Money Fund, Schwab is entitled to receive an annual fee payable monthly in the amount of 0.17% of the average daily net assets of each fund.



For the services performed as shareholder services agent under its contract with the Schwab Value Advantage Money Fund, Schwab is entitled to receive an annual fee from each of the Investor Shares, Select Shares, and Institutional Shares of the fund, payable monthly in the amount of 0.17% of the average daily net assets of each class.


                              TRANSACTION SERVICES


Pursuant to a Transaction Services Agreement, Schwab arranges for shareholders of Schwab Government Cash Reserves to have various manual and electronic means by which they can use their fund accounts to cover obligations incident to checking account, Automated Clearing House, automated teller machine and debit card transactions. For its services under the Transaction Services Agreement, Schwab receives transaction-based fees for which it bills the fund monthly. For the fiscal year ended December 31, 2003, Schwab received $3,525,000 as compensation under the Transaction Services Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 103 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2003, are included in the fund's annual report, which is a separate report supplied with the SAI.


                                 OTHER EXPENSES


The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.

The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. It is investment adviser's policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to all clients.



In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.


                             REGULAR BROKER-DEALERS


Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2003, certain of the funds purchased securities issued by their respective regular broker-dealers, as indicated below:


SCHWAB MONEY MARKET FUND





                                           Value of Fund's Holdings
    Regular Broker-Dealer                   as of December 31, 2003
-------------------------------------------------------------------
Bank of America Securities                      $1,632,627,000
Goldman Sachs                                     $749,000,000
Morgan Stanley & Co.                              $586,524,000
Credit Suisse First Boston                        $445,000,000
Bear Stearns & Co.                                $427,585,000
J.P. Morgan/Chase Securities                      $420,597,000
UBS Paine Webber                                  $260,990,000


SCHWAB VALUE ADVANTAGE MONEY FUND





                                           Value of Fund's Holdings
    Regular Broker-Dealer                   as of December 31, 2003
-------------------------------------------------------------------
Bank of America Securities                       $941,537,000
Morgan Stanley & Co.                             $730,564,000
Goldman Sachs.                                   $428,000,000
UBS Paine Webber                                 $341,007,000
Credit Suisse First Boston                       $283,000,000
J.P Morgan/Chase Securities                      $276,779,000

SCHWAB RETIREMENT MONEY FUND


                                           Value of Fund's Holdings
    Regular Broker-Dealer                   as of December 31, 2003
-------------------------------------------------------------------
Citigroup Global Markets Inc.                     $34,994,000
Bank of America Securities                        $21,960,000
Morgan Stanley & Co.                              $12,979,000
Goldman Sachs                                      $7,000,000
J.P. Morgan/Chase Securities                       $3,995,000
ING Baring (U.S.) Capital Markets                  $2,994,000



SCHWAB RETIREMENT ADVANTAGE MONEY FUND



                                           Value of Fund's Holdings
    Regular Broker-Dealer                   as of December 31, 2003
-------------------------------------------------------------------
Citigroup Global Markets Inc.                     $35,996,000
Bank of America Securities                        $26,960,000
Morgan Stanley & Co.                              $10,985,000
Credit Suisse First Boston                         $7,000,000
Goldman Sachs                                      $7,000,000
J.P. Morgan/Chase Securities                       $6,991,000



SCHWAB GOVERNMENT  MONEY FUND



None


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class' minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.



Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.


As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

     PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF SHAREHOLDER
                                    DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2004: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.

As long as the funds or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The Schwab Value Advantage Money Fund offers three classes of shares, Select Shares(R), Institutional Shares and Investor Shares, which invest in the same portfolio of securities, but which have different minimum investment requirements and different expenses. Select Shares and Institutional Shares offer lower operating expense ratios than the Investor Shares, in return for higher minimums as specified in the prospectus.

                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV calculated using market values were to increase, or were anticipated to increase above a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS


The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.



On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.


The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earning on certain U.S. government agencies, such as Freddie Mac, Fannie Mae or Sallie Mae.


A fund may engage in techniques that may alter the timing and character of its income. A fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.



The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for less than one year will generally be taxed at ordinary income rates.


Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                       STATEMENT OF ADDITIONAL INFORMATION

                   SCHWAB MUNICIPAL MONEY FUNDS - SWEEP SHARES


                           SCHWAB MUNICIPAL MONEY FUND
                     SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
                      SCHWAB NEW YORK MUNICIPAL MONEY FUND
                     SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
                    SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
                       SCHWAB FLORIDA MUNICIPAL MONEY FUND
                    SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND


                         VALUE ADVANTAGE INVESTMENTS(R)


            SCHWAB MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
               SCHWAB MUNICIPAL MONEY FUND - INSTITUTIONAL SHARES
                 SCHWAB MUNICIPAL MONEY FUND - SELECT SHARES(R)
      SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)
       SCHWAB NEW YORK MUNICIPAL MONEY FUND - VALUE ADVANTAGE SHARES(TM)



                                 APRIL 29, 2004



The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with each fund's prospectus dated April 29, 2004 (as amended from time to time).



To obtain a free copy of a prospectus, please contact SchwabFunds(R) at 1-800-435-4000 or write to the funds at P.O. Box 3812, Englewood, Colorado 80155-3812. For TDD service call 1-800-345-2550. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.


The funds' most recent annual reports are separate documents supplied with the SAI and include the funds' audited financial statements, which are incorporated by reference into this SAI.


Each Fund is a series of The Charles Schwab Family of Funds (the Trust). The Trust and Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios are collectively referred to as the SchwabFunds.


                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES,
RISKS AND LIMITATIONS................................................         2
MANAGEMENT OF THE FUNDS..............................................        22
DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES....................        34
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................        40
INVESTMENT ADVISORY AND OTHER SERVICES...............................        40
BROKERAGE ALLOCATION AND OTHER PRACTICES.............................        43
DESCRIPTION OF THE TRUST.............................................        45
PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
SHAREHOLDER DOCUMENTS................................................        46
TAXATION.............................................................        48
APPENDIX-RATINGS OF INVESTMENT SECURITIES............................        55

      INVESTMENT OBJECTIVES, STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Schwab Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal income tax.

Schwab California Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and California personal income tax.

Schwab New York Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New York state and local personal income tax.

Schwab New Jersey Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and New Jersey personal income tax.

Schwab Pennsylvania Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Pennsylvania personal income tax.

Schwab Florida Municipal Money Fund seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.


Schwab Massachusetts Municipal Money Fund seeks the highest current income that is consistent with stability of capital and liquidity, and that is exempt from federal and Massachusetts personal income tax.



Each fund's investment objective may be changed only by vote of a majority of its outstanding voting shares. There is no guarantee the funds will achieve their objectives. A majority of the outstanding voting shares of a fund means the affirmative vote of the lesser of: (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting; or (b) more than 50% of the outstanding voting shares of a fund.


The funds operate as money market funds and seek to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the 1940 Act), as that Rule may be amended from time to time. The Rule's key provisions govern the maturity, quality and diversification of money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less, and maintain dollar-weighted average maturities of 90 days or less, both calculated as described in the Rule. In addition, money funds may only invest in high quality securities. The funds are also subject to strict diversification requirements under Rule 2a-7.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

                              INVESTMENT STRATEGIES


Schwab Municipal Money Fund (a national municipal money fund) seeks to achieve its investment objective by investing in municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab California Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in California municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and California personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab New York Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New York municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New York state personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab New Jersey Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in New Jersey municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and New Jersey personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.



Schwab Pennsylvania Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Pennsylvania municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Pennsylvania personal income tax. This policy may only be changed with shareholder approval. These investments may include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.

Schwab Florida Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Florida municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal income tax and so that its shares are exempt from the Florida intangible tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net asset means net assets plus any borrowings for investment purposes.



Schwab Massachusetts Municipal Money Fund (a state-specific municipal money fund) seeks to achieve its investment objective by investing in Massachusetts municipal money market securities. Under normal circumstances, the fund will invest at least 80% of its net assets in municipal money market securities the interest from which is exempt from federal and Massachusetts personal income tax. This policy may only be changed with shareholder approval. These investments include securities that pay income that is subject to the Alternative Minimum Tax (AMT securities). The fund will count AMT securities toward satisfaction of the 80% basket in accordance with Rule 35d-1 under the 1940 Act. Also, for purposes of this policy, net assets mean net assets plus any borrowings for investment purposes.


Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, a fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (SEC).

COMMERCIAL PAPER consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.


CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund may invest more than 25% in private activity bonds and in municipal securities financing similar projects, which may cause the funds to be more sensitive to adverse economic, business or political developments.


CREDIT AND LIQUIDITY SUPPORTS or enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities as well as moral obligations, which are sometimes issued with municipal securities. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a fund.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest. Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all.


DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.



DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund, except the Schwab Municipal Money Fund, is a non-diversified mutual fund. Each fund follows the regulations set forth by the SEC that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time.


FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks and corporations or because they are traded principally overseas. Credit and liquidity supports also may be provided by foreign entities. Foreign securities in which a fund may invest include foreign entities that are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a fund will endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a fund, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a fund to miss attractive investment opportunities. Losses to a fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for a fund.




ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INTERFUND BORROWING AND LENDING allows the funds to borrow money from and/or lend money to other SchwabFunds(R). All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.


MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or these can be sold separately.

MUNICIPAL LEASES are obligations issued to finance the construction or acquisition of equipment or facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of these obligations. Municipal leases may be considered illiquid investments. Additionally, municipal leases are generally subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease because funds have not been allocated to make the necessary lease payments. The lessor would then be entitled to repossess the property, but the value of the property may be less to private sector entities than it would be to the municipality.

MUNICIPAL SECURITIES are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations ("municipal issuers"). These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. The funds may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users because distributions from the funds attributable to interest on such bonds may not be tax exempt. The funds may also acquire and hold "conduit securities," which are securities issued by a municipal issuer involving an arrangement or agreement with a person other than a municipal issuer to provide for, or secure repayment of, the securities. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in these funds.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases. The maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security. These securities may be subject to greater credit and interest rate risks than other municipal money market securities because of their structure.

Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds and tax-free commercial paper. Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality's issuance of a longer-term bond in the future. Revenue anticipation notes are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The funds may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The funds also may invest in moral obligation securities, which are normally issued by special purpose public authorities. If the issuer of a moral obligation security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The value of municipal securities may be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In addition, litigation challenging the validity under the state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality.

The investment adviser relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a fund.

PUTS, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or "put provider." When a fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

QUALITY OF INVESTMENTS. Each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds as such regulations may be amended or interpreted from time to time. These regulations require the funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category.


Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.


RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(2) of the Securities Act of 1933 and may be sold only to qualified institutional buyers, such as the funds, under Securities Act Rule 144A.


Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, a fund must be able to dispose of the security in the ordinary course of business at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors a fund's investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolio may increase if buyers in that market become unwilling to purchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Because investment companies employ investment advisers and other service providers, investments by a fund into another investment company may cause shareholders to pay duplicative fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the SchwabFunds(R) an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with "funds of funds", including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.


STATE-SPECIFIC MUNICIPAL MONEY FUNDS are municipal money market funds that invest at least 80% of their net assets in securities that pay income that is exempt from federal taxes and the taxes of a particular state. These funds may invest primarily and generally predominately in municipal money market securities issued by or on behalf of one state or one state's counties, municipalities, authorities or other subdivisions. They also may invest in securities issued by certain U.S. territories and possessions, such as Puerto Rico, that pay income that is exempt from federal and state income tax.


These funds' securities are subject to the same general risks associated with other municipal money market funds' securities. In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state. A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

These funds are not suitable for investors who would not benefit from the tax-exempt character of each fund's investments, such as holders of IRAs, qualified retirement plans or other tax-exempt entities.

The following information is a brief summary of certain factors affecting the economies of the States of California, New York, Pennsylvania, Florida, New Jersey and Massachusetts. This information is generally derived from information that was published prior to the date of this SAI and does not purport to be a complete current description of such factors, nor does it represent a complete analysis of every factor affecting debt obligations of each State. Such information has not been independently verified. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of these states or other issuers of these states' municipal securities. In addition, the ratings of Moody's, S&P and Fitch referred to below represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.



CALIFORNIA. The following information constitutes only a brief summary, based primarily on one or more publicly available offering statements relating to debt offerings of California issuers, the latest of which is dated February 11, 2004.


The economy of the State of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. Certain of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.

California includes areas of geological instability and has in the past experienced major earthquakes that have resulted in significant economic damage. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.


Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State has experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California), weakened exports, and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors have resulted in a serious erosion of General Fund tax revenues.



The 2003 Budget Act forecasted $73.4 billion in General Fund revenues and transfers and $71.1 billion in expenditures. The 2003 Budget Act addressed its potential $39.4 billion gap between expenditures and resources through a combination of program reductions ($17.6 billion), fiscal recovery bonds ($10.7 billion), new revenues ($4.7 billion), funding shifts ($4.4 billion) and loans and other borrowing ($2.3 billion). At a special election held in October 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who took office in November. Governor Schwarzenegger proposed placing a bond measure on the March 2004 ballot which would authorize the issuance of up to $15 billion of economic recovery bonds to replace the fiscal recovery bonds authorized by the 2003 Budget Act. On March 2, 2004, California voters approved both the fiscal recovery bonds and a related balanced budget amendment. The bond measure authorizes the State to issue up to $15 billion in bonds to finance the negative General Fund balance at June 30, 2004 and create a $3.0 billion "Deficit Recovery Fund" to offset General Fund spending in 2004-05. The State intends to issue the economic recovery bonds prior to the end of June when approximately $14 billion in previously issued revenue anticipation notes and warrants mature.

The balanced budget amendment will require the State to adopt and maintain a balanced budget, establish a reserve and restrict future long-term deficit related borrowing.



In December 2003, the Governor proposed additional reductions totaling $3.9 billion ($2.3 billion in 2003-04 and $1.6 billion in 2004-05), which are presently being considered by the Legislature. These proposals include reductions to Medi-Cal payments and the cancellation of a highway and transit improvement program adopted in calendar year 2000.



The 2004-05 Governor's Budget, released on January 9, 2004, projects General Fund revenues for 2003-04 of $77.6 billion, an increase of $4.3 billion compared with 2003 Budget Act estimates (including a $2 billion increase in major tax revenues due to the improved economic forecast and $3 billion in additional bond proceeds). This budget also forecasts General Fund expenditures for 2003-04 of $78.0 billion, an increase of $6.9 billion compared with 2003 Budget Act estimates (including $2.65 billion in expenditures for vehicle license fee backfill payments to local governments which were suspended by Governor Davis in July 2003, but resumed by Governor Schwarzenegger in November 2003).






The 2004-05 Governor's Budget reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $14 billion for fiscal 2004-05, would continue to be incurred. This budget projected General Fund revenues for 2004-05 of $76.4 billion, a decrease of $1.2 billion compared with revised estimates for 2003-04. General Fund expenditures were projected at $76.1 billion, a decrease of $2.0 billion compared with revised estimates for 2003-04. The 2004-05 Budget includes $7.3 billion in program reductions and related cost savings in 2003-04 and 2004-05 combined. Finally, the budget proposes a $1.3 billion property tax shift from local governments to schools. These proposed spending cuts are controversial and there can be no assurance which will eventually be enacted by the Legislature.



In its January 2004 report, the Legislative Analyst's Office observed that even with spending reductions, the 2004-05 Budget does not fully address the state's ongoing budget problem - leaving a roughly $6 billion shortfall between expenditures and revenues in 2005-06. The report concludes that additional savings proposals or revenue increases will be necessary to resolve the State's "chronic budget crisis."






It cannot be predicted what actions will be taken in the future by the Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.



As of March 10, 2004, the State's general obligation bonds were rated Baa1 by Moody's, BBB by Standard & Poor's, and BBB by Fitch Ratings. In December 2003, Fitch Ratings lowered the State's general obligation bond rating to BBB from A without removing the negative watch on the rating indicating the potential for further downgrade, citing California's heavy reliance on the completion of an increased deficit financing, the tremendous amount of measures needed to close a widening budget gap, and the decision to submit the deficit bonds and the balanced budget proposal for the March 2004 election, which would inject another element of uncertainty. Also in December 2003, Moody's lowered its rating to Baa1 from A3 and stated that the downgrade reflects the State's recent action to cut the Vehicle License Fee, with immediate effect, as well as the continuing inability to reach political consensus on solutions to its budget and financial problems. Moody's kept a negative outlook on the State's rating but changed the status to stable following the passage of the deficit bond and balanced budget proposals in March, 2004. In July 2003, Standard and Poor's lowered its rating to BBB from A with a stable outlook on the rating, citing the lack of progress in adopting a fiscal 2004 budget and the gubernatorial recall election as reasons for the downgrade. However, Standard and Poor's stated that further credit deterioration in the short term is unlikely absent a severe cash flow crisis. However, following the passage of the deficit bond and balanced budget proposals Standard and Poor's placed the State's rating on positive watch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.



The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to over 10,000,000 (Los Angeles). The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.


The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.
Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment that changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools. Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the impact of this or related legislation can not be predicted.

Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.


A program to offset a portion of the vehicle license fees ("VLF") paid by vehicle owners for the benefit of local governments was established in 1998. This offset provided tax relief of $3.985 billion in 2002-03. Since 1999, the General Fund has "backfilled" the offset so that the tax relief did not result in a revenue loss to local governments. The legislation that established the VLF offset program also provided that if there were insufficient General Fund moneys to fully "backfill" the VLF offset, the percentage offset would be reduced proportionately (i.e., the license fee payable by drivers would be increased) to assure that local governments are not disadvantaged. In June 2003, it was determined that insufficient General Fund moneys were available to continue to fund any portion of the VLF offsets to local governments as of that date. Accordingly, in October 2003, the VLF paid by taxpayers returned to pre-1999 levels. In his first days in office, Governor Schwarzenegger rescinded the VLF increase retroactive to October 1 and his 2004-05 Budget proposes to fully fund the backfill payments. Backfill payments totaling $2.65 billion and $4.06 billion are anticipated to be paid to local governments in fiscal years 2003-04 and 2004-05, respectively. The Legislature has authorized the repayment in August 2006 of approximately $1.3 billion that was not received by local governments during the time period between the suspension of the offsets and the implementation of the higher fees.


The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.


NEW YORK. New York State is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. The engine of growth for the State in the past decade has been the surge in financial and other services, especially in New York City. Manufacturing centers in upstate New York, which more closely parallel the midwestern economy, suffered during the 1970s and early 1980s. The upstate economy continues to be characterized by cities with aging populations and aging manufacturing plants.



The fiscal stability of New York State is related to the fiscal stability of the State's municipalities, its Agencies and Authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that Agencies, Authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of the Agencies or Authorities suffers serious financial difficulty, both the ability of the State, the City, the State's political subdivisions, the Agencies and the Authorities to obtain financing in the public credit markets and the market price of outstanding New York tax-exempt securities are adversely affected. Over the long term, the State and City face potential economic problems. The City accounts for a large portion of the State's population and personal income, and the City's financial health affects the State in numerous ways. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements.






The combined state and local taxes of residents of the State, and particularly of residents of New York City, are among the highest in the country, which may limit the ability of the State and its localities to raise additional revenue. In addition, combined state and local debt per capita in the State is significantly above the national average and debt service expenditures have represented an increasing claim on State and local budgets.






New York State. On March 31, 2003, the State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2003-04 fiscal year. On May 2, 2003, the Legislature completed action on the remaining appropriations and accompanying legislation constituting the budget for the 2003-04 fiscal year. The Governor vetoed substantial portions of the budget revisions enacted by the Legislature, but the Legislature overrode the vetoes on May 15, 2003. Accordingly, the Department of Budget issued the Enacted Budget

Financial Plan on May 28, 2003, that reflected final action on the 2003-04 State Budget by the Legislature.






At mid-year, the State's 2003-04 Financial Plan remains solidly balanced based on the availability of one-time Federal aid that was authorized after this year's budget was enacted. While these receipts help to ensure balance in the current year, the State continues to face a significant financial gap in 2004-05. Revenue actions enacted by the Legislature over the Governor's objection continue to perform as anticipated, with no appreciable receipt collections from several newly authorized sources. Moreover, while the potential for improved performance from the financial services sector shows some promise, the level of revenue from tax law changes has not materialized to the extent anticipated by the Legislature at the time of their enactment. At the same time, governmental spending on economically sensitive entitlement programs is running higher than expected as the State's economic recovery remains anemic. Taken together, these factors represent a fiscal challenge for the 2004-05 fiscal year and beyond. As of the State's Mid-Year Report, the imbalance between anticipated receipts and disbursements for the 2004-05 fiscal year remains at approximately $5 billion to $6 billion.



As of the date of this SAI, S&P rates the State's general obligation bonds AA, Moody's rates the State's general obligation bonds A2, and Fitch rates the State's general obligation bonds AA-. In May 2003, S&P changed its outlook on the State to negative. In December 2002, Moody's changed its rating of the State's outlook from positive to stable. When compared with the average ratings among other states of full faith and credit state debt obligations, the credit risk associated with obligations of the State and its agencies and authorities, including general obligation and revenue bonds, "moral obligation" bonds, lease debt, appropriation debt and notes is somewhat higher than average. Moreover, the credit quality of such obligations may be more volatile insofar as the state's credit rating has historically been upgraded and downgraded much more frequently than most other states.



New York City. As required by law, the City prepares a four-year annual Financial Plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue, and expense projections, and outlines proposed gap-closing programs for years with projected budget gaps.



On June 30, 2003, the City submitted to the State Financial Control Board the Financial Plan for the 2003 through 2007 fiscal years, which relates to the City and certain entities which receive funds from the City, and which reflects changes as a result of the City's expense and capital budgets for the 2004 fiscal year which were adopted on June 27, 2003. The Financial Plan projects revenues and expenditures for the 2003 and 2004 fiscal years balanced in accordance with GAAP, and projects gaps of $2.0 billion, $3.2 billion, and $3.3 billion for fiscal years 2005, 2006, and 2007, respectively.






As of the date of this SAI, Moody's, S&P and Fitch currently rate the City's outstanding general obligation bonds A2, A and A+, respectively. In January 2004, Moody's changed the City's outlook to stable from negative. S&P changed its outlook for the City from negative to stable in May 2003. Currently, Fitch has a stable outlook on the City.



PENNSYLVANIA. Pennsylvania had historically been identified as a heavy industry state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined. The Commonwealth's business environment readjusted with a more diversified economic base. This economic readjustment was a direct result of a long-term shift in jobs, investment, and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

As of the date of this SAI, all outstanding general obligation bonds of the Commonwealth are rated AA by S&P (stable outlook), Aa2 by Moody's (stable outlook) and AA by Fitch. Factors contributing positively to the credit quality in Pennsylvania include a favorable debt structure, a diversified economic base, and conservatively managed financial operations on the part of state government. The City of Philadelphia's long-term obligations supported by payments from the City's General Fund are rated BBB by S&P with a stable outlook, Baa1 (underlying rating only) by Moody's with a negative outlook and A- by Fitch with a stable outlook (underlying rating only), as of the date of this SAI. The credit prospects of Philadelphia, which had been placed under oversight in the 1990s, have significantly improved but remain a challenge to the credit quality of Pennsylvania, longer term. Because of on-going structural budget imbalance, the City of Pittsburgh's credit rating was downgraded three times by Moody's in October and November 2003 and is currently Bal and remains on negative watch for potential further downgrade. In October 2003, S&P downgraded its rating on Pittsburgh to BB from A- but in February 2004, added a positive rating outlook. Fitch's current rating on Pittsburgh is BB and the City has been placed on a negative watch. The State has made a preliminary finding that the City is in fiscal distress.



Following five years of budgetary surpluses, fiscal year 2002 saw a revenue shortfall resulting from the economic slowdown, stock market decline and weakening of corporate profits. Despite modest expenditure reductions and increases revenue transfers, operations were balanced by effectively depleting the State's Tax Stabilization Reserve Fund. In fiscal year 2003, economic growth in the nation and the state failed to achieve the projections used to estimate 2003 revenues. At June 30, 2003 (the end of the fiscal year), General Fund collections were below estimates and expenditures from fiscal 2003 appropriations were below the original appropriation levels.



In fiscal year 2004, the Governor's proposed budget included tax, fee and other revenue increases requiring legislative approval. In his original budget the Governor proposed two major program expansions. In education, the Governor proposed an increased subsidy payment to school districts by the Commonwealth funded by taxes realized from the legalization of slot machines at racetracks in the state, an increase in the state personal income tax and other tax rate and fee increases. The Governor also proposed an economic stimulus plan for the Commonwealth to provide additional funding to be combined with private investments to invest in economic development projects within the state.



The General Assembly originally enacted portions of the Governor's budget proposal but did not approve any of the proposed tax, fee or other revenue proposals nor any of the education or economic development program expansions requested by the Governor. In a compromise reached in December 2003, the 2004 budget was completed. The December 2003 legislation resulted in enactment of tax, fee and other revenue increases and a spending package that would open up the flow of state money to local school districts. The Governor's property tax reform, economic stimulus and expanded gambling proposals were not enacted but may be the subject of consideration in the fiscal 2005 budget talks.


FLORIDA. The State of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries, and a large retirement population. Its primary vulnerability is exposure to the business cycle affecting both the tourism and construction sectors. The management of rapid growth has been the major challenge facing state and local governments. As this growth continues, particularly within the retirement population, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts.

As of the date of this SAI, Florida's general obligation bonds have been rated in the AA category by both S&P (currently AA+) and Moody (currently Aa2) for over two decades with a stable rating outlook. Currently, Fitch also rates Florida's general obligation bonds AA with a stable outlook.


Debt levels in the State of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation "full faith and credit" debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a more narrow pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes, or fuel taxes. The State of Florida issues general obligation debt for a variety of purposes; however, the State Constitution requires a specific revenue stream to be pledged to State general obligation bonds as well.


The state of Florida is heavily dependent upon sales tax with nearly three-quarters of the state's general fund revenues being derived from sales and use taxes, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization Fund and has since made yearly deposits to that Fund. For fiscal year 2004, the state set aside remains at $959 million for the Fund, meeting the required minimum Fund level of 5% of General Fund revenues. General Fund revenues and sales tax revenues are budgeted to increase by 2.6% and 5.2% respectively, in fiscal year 2004. General Fund spending is budgeted to increase by 6.8% in fiscal year 2004.


Recently voters approved a plan to reduce public school class size; funding for the program, the cost of which is substantial, is expected to further pressure the State's and local school districts' budgets. Future budgets may require a wider revenue base to meet such demands; the most likely candidate for such revenue enhancement may be a tax on consumer services, although this was tried unsuccessfully in the 1980s. The creation of a Florida personal income tax is a very remote possibility, since it would require an amendment to the State's Constitution and a higher level of political support than has currently been generated.


Further, in his fiscal 2004-2005 budget proposal, Governor Bush proposed a one-third reduction in the intangible personal property tax rate from 1 mill to
0.667 mills. The rate reduction would mark the first phase of a three-year plan to eliminate the tax. It cannot be predicted whether or not the governor's proposal will be enacted or modified from the plan currently proposed prior to adoption of the State budget.



NEW JERSEY. As was true of most states in 2002 and 2003, the State's financial position deteriorated as a result of the softened economy, under-performing revenues and a structurally unbalanced budget. In March 2002, Moody's downgraded New Jersey from Aa1 to Aa2 and continues to maintain a negative outlook. The downgrade reflected the sudden negative effect on the state's budget from revenue losses resulting from the depressed stock market and weakened financial services industry, which combined with across the board spending pressures and substantially reduced reserves are expected to strain state finances over the next two years. In June, 2002, S&P downgraded New Jersey from AA+ to AA citing the downward revision in revenues and decrease in reserves leading to reduced financial flexibility and the increased likelihood that it would require several years to bring the state's budget into structural balance. In January 2003, S&P gave the State a stable outlook on its rating. As of the date of this SAI, Fitch maintains a rating of AA on New Jersey's general obligation bonds with a stable rating watch. In general, New Jersey's credit quality reflects the diversification of its economy, a manageable but growing debt position and wealth levels much higher than the national average. The credit risk associated with direct obligations of the State of New Jersey and state agencies, including general obligation and revenue bonds, and lease debt, compares favorably to that of other states.



The State's debt burden is manageable in relation to the State's wealth and resources, but has increased significantly since 1991 as the State has financed capital outlays previously funded out of current revenues such as transportation improvements and pension liabilities. Tax-supported debt as measured against income and population is now among the highest in the U.S. Debt levels are expected to continue to increase as the state and the local school districts borrow in association with the School Construction Program. In 2003, the State Supreme Court, which in 2002 approved the constitutionality of State lease debt issued to finance the School Construction Program, approved the constitutionality of State lease debt issued for other purposes. A positive credit factor for local government in New Jersey is the strong state oversight of local government operations. The State can and has seized control of mismanaged jurisdictions. In addition, the State guarantees the debt service of many local government bond issues such as those for school districts. Despite the strengths of New Jersey credit quality, there are risks. New Jersey has a number of older urban centers, including Newark and Camden, which present a continuing vulnerability with respect to economic and social problems. The cost of financing solid waste management continues to be a challenge to local government. There is pressure for property tax reform, and this too could adversely affect State finances in the future.



MASSACHUSETTS. The Commonwealth of Massachusetts has a highly developed economy with a large service sector, particularly in health care, high technology, financial services and education. The economic downturn that began in 2001 has affected the high technology and financial services industries in Massachusetts and has resulted in increased unemployment and reduced tax revenue to the Commonwealth. However, since 1994, the unemployment rate in Massachusetts has remained below the national average.



In October 2002, Moody's revised the outlook on Massachusetts from stable to negative, citing declines in tax revenue collections. Moody's has maintained its negative outlook in light of continued budget challenges the Commonwealth faces for the near term. S&P's AA- rating has a stable outlook. Fitch's AA- rating does not currently have a rating outlook for the State.



The Commonwealth faced significant declines in tax revenue receipts in 2002 and 2003. In 2004, tax revenue is projected to remain stable at this lower level or recover slowly. Budget shortfalls resulting from reduced tax revenue have required the Commonwealth to draw heavily upon accumulated reserve funds and to undertake reductions in spending on a broad variety of programs and services, including extending the state pension funding schedule and curtailing certain Medicaid benefits. Reserve funds are not anticipated to be sufficient to balance the Commonwealth's budget in 2004 without additional spending reductions or tax increases.



The tax on personal property and real estate is the largest source of tax revenues available to Massachusetts cities and towns. "Proposition 2 1/2," limits the power of Massachusetts cities and towns and certain tax-supported districts and public agencies to raise revenue from property taxes to support their operations, including the payment of certain debt service. To offset shortfalls experienced by local governments as a result of Proposition 2 1/2, the Commonwealth has significantly increased direct local aid, but this aid was reduced in FY 2003 and FY 2004 in response to budget stress.

Commonwealth debt levels remain well above average. In 2003, total debt was 8.4% of personal income, the second highest in the United States, where the median is 2.2%. In addition to this debt, the Commonwealth currently has significant unfunded liabilities relating to its pension funds.


TAXABLE SECURITIES. Under normal conditions, the funds do not intend to invest in securities in which interest is subject to federal income and/or state and local personal income taxes. However, from time to time, as a defensive measure or under abnormal market conditions, the funds may make temporary investments in securities, the interest on which is subject to federal income and/or state and local personal income taxes.


TEMPORARY DEFENSIVE INVESTMENTS. During unusual market conditions, the Schwab Municipal Money Fund(TM) Institutional Shares and Select Shares(R), Schwab Municipal Money Fund(TM) - Value Advantage Shares(TM), Schwab California Municipal Money Fund(TM) - Value Advantage Shares(TM), Schwab New York Municipal Money Fund(TM) - Value Advantage Shares(TM), Schwab Municipal Money Fund - Sweep Shares, Schwab California Municipal Money Fund - Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, and the Schwab Massachusetts Municipal Money Fund may invest in taxable money market securities as a temporary defensive measure.



U.S. GOVERNMENT SECURITIES. Many U.S. government securities are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Securities such as those issued by Fannie Mae, Freddie Mac, the Student Loan Marketing Association (SLMA or Sallie Mae) and the Federal Home Loan Bank (FHLB) maintain limited lines of credit with the U.S. Treasury. Others, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities that a fund owns do not extend to shares of the fund itself. Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause a fund's share price or yield to fall.


U.S. TREASURY SECURITIES are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

VARIABLE AND FLOATING RATE DEBT SECURITIES pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a fund. In addition, a fund may exercise only its demand rights at certain times. A fund could suffer losses in the event that the issuer defaults on its obligation.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust from which two classes of trust receipts are issued. These receipts represent proportionate interest in the underlying bonds. Interest payments are made on the bonds based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt also may participate in any gain or loss on the sale of such bonds. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of a fund's investment limitations.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's outstanding voting shares.

EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MUNICIPAL MONEY FUND MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3) Lend or borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except to the extent as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) Purchase securities or make investments other than in accordance with investment objectives and policies.

SCHWAB MUNICIPAL MONEY FUND MAY NOT:

(1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.


EACH OF SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND, SCHWAB FLORIDA MUNICIPAL MONEY FUND AND SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND MAY NOT:

(1) Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) Purchase or sell commodities, commodities contracts, futures contracts, or real estate, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) Lend or borrow money, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) Underwrite securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) Pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) Issue senior securities, except as permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act presently restricts a fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of a fund's net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The funds have adopted a fundamental policy that would permit direct investment in real estate. However, the funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the funds' Board of Trustees.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS, AND MAY BE CHANGED BY THE BOARD OF TRUSTEES.

EACH FUND MAY NOT:

(1) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(3) Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(6)      Invest more than 10% of its net assets in illiquid securities.

(7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

THE SCHWAB MUNICIPAL MONEY FUND MAY NOT:

(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry, group of industries or in any one state (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

THE SCHWAB CALIFORNIA MUNICIPAL MONEY FUND, THE SCHWAB NEW YORK MUNICIPAL MONEY FUND, THE SCHWAB NEW JERSEY MUNICIPAL MONEY FUND, THE SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND, THE SCHWAB FLORIDA MUNICIPAL MONEY FUND AND THE SCHWAB MASSACHUSETTS MUNICIPAL MONEY FUND MAY NOT:


(1) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries (although securities issued by government or political subdivisions of governments are not considered to be securities subject to this industry concentration restriction).

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund's acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require a fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

                             MANAGEMENT OF THE FUNDS


Each fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of each fund. The trustees met 6 times during the most recent fiscal year.



Certain trustees are "interested persons." A trustee may be considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or employee of Charles Schwab Investment Management, Inc. ("CSIM") or Charles Schwab & Co., Inc. ("Schwab"). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the funds' investment adviser and distributor.



Each of the below-referenced officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, which, as of April 29, 2004, included 49 funds. On January 30, 2004, CSIM became the investment adviser of the Laudus Trust and the Laudus Variable Insurance Trust (the SchwabFunds, Laudus Trust and Laudus Variable Insurance Trust are collectively referred to herein as the "fund complex"). As of April 29, 2004, the fund complex consisted on 61 funds. Ms. Byerwalter and Messrs. Hasler and Lyons also serve as trustees for the Laudus Trust and the Laudus Variable Insurance Trust, therefore, each of these trustees oversees all 61 funds in the fund complex. The address of each individual listed below is 101 Montgomery Street, San Francisco, California 94104.

Each officer's and trustee's principal occupations during the past five years, other directorships and affiliations, if any, with The Charles Schwab Corporation, Schwab and CSIM are as follows:


                                TERM OF
                                OFFICE          PRINCIPAL
                                  AND          OCCUPATIONS
  NAME AND      POSITION(S)     LENGTH         DURING THE
  DATE OF        WITH THE       OF TIME         PAST FIVE           OTHER
   BIRTH          TRUST        SERVED 1           YEARS         DIRECTORSHIPS
                              INDEPENDENT TRUSTEES

DONALD F.        Trustee     Trustee of      Chief Executive
DORWARD                      The Charles     Officer,
September 23,                Schwab Family   Dorward &
1931                         of Funds        Associates
                             since 1989.     (corporate
                                             management,
                                             marketing and
                                             communications
                                             consulting
                                             firm). From
                                             1996 to 1999,
                                             Executive Vice
                                             President and
                                             Managing
                                             Director, Grey
                                             Advertising.

ROBERT G.        Trustee     Trustee of      Chairman, Chief
HOLMES                       The Charles     Executive
May 15, 1931                 Schwab Family   Officer and
                             of Funds        Director,
                             since 1989.     Semloh
                                             Financial, Inc.
                                             (international
                                             financial
                                             services and
                                             investment
                                             advisory firm).

DONALD R.        Trustee     Trustee of      Managing
STEPHENS                     The Charles     Partner, D.R.


------------------


1 Trustees remain in office until they resign, retire or are removed by shareholder vote. The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

June 28, 1938                Schwab Family   Stephens &
                             of Funds        Company
                             since 1989.     (investments).
                                             Prior to 1996,
                                             Chairman and
                                             Chief Executive
                                             Officer of
                                             North American
                                             Trust (real
                                             estate
                                             investment
                                             trust).

MICHAEL W.      Trustee      Trustee of      Chairman and
WILSEY                       The Charles     Chief Executive
August 18,                   Schwab Family   Officer, Wilsey
1943                         of Funds        Bennett, Inc.
                             since 1989.     (truck and air
                                             transportation,
                                             real estate
                                             investment and
                                             management, and
                                             investments).

MARIANN         Trustee      Trustee of      Chairman of JDN   Ms.
BYERWALTER                   The Charles     Corporate         Byerwalter
August 13,                   Schwab Family   Advisory LLC.     is on the
1960                         of Funds        From 1996 to      Board of
                             since 2000.     2001, Ms.         Stanford
                                             Byerwalter was    University,
                                             the Vice          America First
                                             President for     Companies,
                                             Business          Omaha, NE
                                             Affairs and       (venture
                                             Chief Financial   capital/fund
                                             Officer of        management),
                                             Stanford          Redwood
                                             University and,   Trust, Inc.
                                             in 2001,          (mortgage
                                             Special Advisor   finance),
                                             to the            Stanford
                                             President of      Hospitals
                                             Stanford          and Clinics,
                                             University. 2     SRI
                                                               International
                                                               (research),
                                                               PMI Group, Inc.
                                                               (mortgage
                                                               insurance),
                                                               Lucile Packard
                                                               Children's
                                                               Hospital;
                                                               Director until
                                                               2002,
                                                               LookSmart, Ltd.
                                                               (an Internet


------------------


2 Charles R. Schwab, an interested trustee (see below) has served as a Trustee of Stanford University since December 1993. From 1996 to 2001, Ms. Byerwalter was Chief Financial Officer of Stanford.

                                                                 infrastructure
                                                                 company).

WILLIAM A.      Trustee      Trustee of      Co-Chief            Mr. Hasler
HASLER                       The Charles     Executive           is on the
November 22,                 Schwab Family   Officer, Aphton     Board
1941                         of Funds        Corporation         of Airlease
                             since 2000.     (bio-               Ltd. (aircraft
                                             pharmaceuticals.    leasing),
                                             Prior to August     Mission West
                                             1998, Mr.           Properties
                                             Hasler was Dean     (commercial
                                             of the Haas         real estate),
                                             School of           Stratex Corp.
                                             Business at the     (a network
                                             University of       equipment
                                             California,         corporation),
                                             Berkeley            Solectron
                                             (higher             Corporation
                                             education).         where he is
                                                                 also
                                                                 Non-Executive
                                                                 Chairman
                                                                 (manufacturing).
                                                                 Mr. Hasler
                                                                 is also the
                                                                 Public Governor
                                                                 and member
                                                                 of the Executive
                                                                 Committee for
                                                                 Pacific Stock &
                                                                 Options
                                                                 Exchange.
                                                                 Until 2004,
                                                                 Mr. Hasler
                                                                 was on the
                                                                 Board of
                                                                 Tenera, Inc.
                                                                 (services and
                                                                 software).

GERALD B.       Trustee      Trustee of      Since 1990,         Mr. Smith is
SMITH                        The Charles     Chairman and        also on the
September 28,                Schwab Family   Chief Executive     Board of
1950                         of Funds        Officer and         Rorento N.V.
                             since 2000.     founder of          (investments -
                                             Smith Graham &      Netherlands)
                                             Co. (investment     and Cooper
                                             advisors).          Industries
                                                                 (electrical
                                                                 products, tools
                                                                 and hardware),
                                                                 and is a member
                                                                 of the audit
                                                                 committee of
                                                                 Northern Border
                                                                 Partners, L.P.
                                                                 (energy);
                                                                 Director until
                                                                 2002, Pennzoil
                                                                 Quaker State
                                                                 Company (oil
                                                                 and gas).

                             INTERESTED TRUSTEES

CHARLES R.      Chairman   Chairman and    Chairman, The     Director,
SCHWAB 3        and        Trustee of      Charles Schwab    Siebel
July 29, 1937   Trustee    The Charles     Corporation,      Systems (a
                           Schwab Family   Charles Schwab    software
                           of Funds        & Co., Inc.,      company) and
                           since 1989.     Charles Schwab    Xign, Inc.
                                           Investment        (a developer of
                                           Management,       electronic
                                           Inc.; Charles     payment
                                           Schwab Holdings   systems);
                                           (UK); Chief       Trustee,
                                           Executive         Stanford
                                           Officer and       University,
                                           Director,         since 1993;
                                           Schwab            Director,
                                           Holdings, Inc.;   TrustMark,
                                           Chairman and      Inc. Director,
                                           Chief Executive   The Gap, Inc.
                                           Officer, Schwab   (clothing
                                           (SIS) Holdings,   retailer),
                                           Inc. I, Schwab    until May
                                           International     2004;
                                           Holdings, Inc.;   Director,
                                           Director, U.S.    The Charles
                                           Trust             Schwab Trust
                                           Corporation,      Company,
                                           United States     until July
                                           Trust Company     2001
                                           of New York;      Director,
                                           Co-Chief          Audiobase, Inc.
                                           Executive         (full-service
                                           Officer until     audio solutions
                                           May 2003, The     for the
                                           Charles Schwab    Internet),
                                           Corporation.      until March
                                                             2002; Vodaphone
                                                             AirTouch PLC (a
                                                             telecommunications
                                                             company) until May
                                                             2002.

DAWN            Trustee    Trustee of      Vice Chairman -   Director of
LEPORE 3                   The Charles     Technology,       Wal-Mart
March 21,                  Schwab Family   Operations, and   Stores, Inc.
1954                       of Funds        Administration    and eBay Inc.
                           since 2003.     of the Company
                                           and Schwab
                                           since July 2002


------------------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab, Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                                             and Vice
                                             Chairman -
                                             Technology and
                                             Administration
                                             of the Company
                                             and Schwab from
                                             October 2001 to
                                             July 2002. Ms.
                                             Lepore was Vice
                                             Chairman and
                                             Chief
                                             Information
                                             Officer of the
                                             Company and
                                             Schwab from
                                             1999 to October
                                             2001 and
                                             Executive Vice
                                             President and
                                             Chief
                                             Information
                                             Officer of the
                                             Company and
                                             Schwab from
                                             1993 to 1999.
                                             Ms. Lepore
                                             joined Schwab
                                             in 1983.

JEFFREY M.      Trustee      Trustee of      Executive Vice
LYONS 3                      The Charles     President,
February 22,                 Schwab Family   Asset
1955                         of Funds        Management
                             since 2002.     Products &
                                             Services since
                                             September 2001,
                                             Charles Schwab
                                             & Co., Inc.
                                             Prior to
                                             September 2001,
                                             Mr. Lyons was
                                             Executive Vice
                                             President,
                                             Mutual Funds,
                                             Charles Schwab
                                             & Co., Inc.


------------------


3 In addition to their employment with the investment adviser and the distributor, Ms. Lepore, Mr. Schwab, Mr. Lyons, and certain of Mr. Lyons's immediate family members, also own stock of The Charles Schwab Corporation. Ms. Lepore and Messrs. Schwab and Lyons are Interested Trustees because they are employees of Schwab and/or the adviser.

                               OFFICERS

RANDALL W.      President    Officer of      President and
MERK July       and Chief    The Charles     Chief Executive
25, 1954        Executive    Schwab Family   Officer,
                Officer      of Funds        Charles Schwab
                             since 2002.     Investment
                                             Management,
                                             Inc. and
                                             Executive Vice
                                             President,
                                             Charles Schwab
                                             & Co., Inc.
                                             Prior to
                                             September 2002,
                                             Mr. Merk was
                                             President and
                                             Chief
                                             Investment
                                             Officer,
                                             American
                                             Century
                                             Investment
                                             Management, and
                                             Director,
                                             American
                                             Century
                                             Companies, Inc.
                                             (June 2001 to
                                             August 2002);
                                             Chief
                                             Investment
                                             Officer, Fixed
                                             Income,
                                             American
                                             Century
                                             Companies, Inc.
                                             (January 1997
                                             to June 2001).

TAI-CHIN TUNG   Treasurer    Officer of      Senior Vice       Director,
March 7, 1951   and          The Charles     President and     Charles
                Principal    Schwab Family   Chief Financial   Schwab Asset
                Financial    of Funds        Officer,          Management
                Officer.     since 1996.     Charles Schwab    (Ireland)
                                             Investment        Limited and
                                             Management,       Charles
                                             Inc.; Vice        Schwab
                                             President, The    Worldwide
                                             Charles Schwab    Funds PLC.
                                             Trust Company.

STEPHEN B.      Senior       Officer of      Director,
WARD April      Vice         The Charles     Senior Vice
5, 1955         President    Schwab Family   President and
                and Chief    of Funds        Chief
                Investment   since 1991.     Investment
                Officer.                     Officer,
                                             Charles Schwab
                                             Investment
                                             Management,
                                             Inc.; Chief
                                             Investment
                                             Officer, The
                                             Charles Schwab
                                             Trust Company.

KOJI E.         Secretary    Officer of      Senior Vice
FELTON March                 The Charles     President,
13, 1961                     Schwab Family   Chief Counsel
                             of Funds        and Assistant
                             since 1998.     Corporate
                                             Secretary,
                                             Charles Schwab
                                             Investment
                                             Management,
                                             Inc. Prior to
                                             June 1998, Mr.
                                             Felton was a
                                             Branch Chief in
                                             Enforcement at
                                             the U.S.
                                             Securities and
                                             Exchange
                                             Commission in
                                             San Francisco.

The continuation of each fund's investment advisory agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory agreement for each fund. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the funds' investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.


At the May 3, 2003 meeting, the Board of Trustees, including a majority of independent trustees, approved the funds' investment advisory and administration agreement with CSIM based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the services provided to the funds under the agreement; (2) the funds' expenses under the agreement and how those expenses compared to those of other comparable mutual funds; (3) each fund's investment performance and how it compared to that of other comparable mutual funds; and
(4) the profitability of CSIM and its affiliates, including Schwab, with respect to each fund, including both direct and indirect benefits accruing to CSIM and its affiliates.

First, with respect to the nature and quality of the services provided by CSIM to the funds, the trustees considered, among other things, CSIM's personnel, experience, track record and compliance program. The trustees also considered how Schwab's extensive branch network, around-the-clock access, Internet access, investment and research tools, telephone services, and array of account features benefit the funds. The trustees also considered Schwab's excellent reputation as a full service firm and its overall financial condition.


Second, with respect to the funds' expenses under the agreement, the trustees considered each fund's net operating expense ratio in comparison to those of other comparable mutual funds, such "peer groups" and comparisons having been selected and calculated by an independent third party. The trustees also considered the existence of any economies of scale and whether those were passed along to a fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. The Board also considered information about average expense ratios of funds in each fund's respective peer group and the effects of CSIM's and Schwab's voluntary waiver of management and other fees to prevent total fund expenses from exceeding a specified cap.


Third, with respect to fund performance, the trustees considered each fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return and market trends. The trustees considered the composition of the peer group, selection criteria, and the reputation of the third party who prepared the analysis. In evaluating performance, the Board of Trustees considered both risk and shareholder risk expectations for a given fund.


Fourth, with regard to profitability, the trustees considered all compensation flowing to CSIM and its affiliates, directly or indirectly. In determining profitability of CSIM and its affiliates, the trustees reviewed management's profitability analyses with the assistance of independent accountants. The trustees also considered whether the levels of compensation and profitability under the agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the funds by CSIM and its affiliates.



In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the agreement and concluded that the compensation under the agreement is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.


                               TRUSTEE COMMITTEES


The Trust has an Audit/Portfolio Compliance Committee that is comprised of all of the independent trustees. This Committee reviews financial statements and other audit-related matters for the Trust; it does this at least quarterly and, if necessary, more frequently. The Committee met 4 times during the most recent fiscal year.



The Trust has a Nominating Committee, that is comprised of all of the independent trustees, which meets as often as deemed appropriate by the Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. This Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees.



The following table provides trustee compensation for the fiscal year ending December 31, 2003. Unless otherwise stated, information is for the fund complex. As of December 31, 2003, the fund complex consisted solely of the 49 series of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.



  Name of Trustee                                                            Pension or             ($)
                                                                             Retirement            Total
                                               ($)                        Benefits Accrued      Compensation
                                     Aggregate Compensation               as Part of Fund        from Fund
                                            From the:                         Expenses            Complex

                                            Schwab
                              Schwab      California     Schwab New
                            Municipal     Municipal    York Municipal
                            Money Fund    Money Fund     Money Fund
------------------------------------------------------------------------------------------------------------
Charles R. Schwab                  0             0              0                N/A                     0
John Philip Coghlan 1              0             0              0                N/A                     0
Dawn Lepore 2                      0             0              0                N/A                     0
Jeffrey M. Lyons                   0             0              0                N/A                     0
Mariann Byerwalter            $8,452        $6,398         $4,232                N/A              $153,025
Donald F. Dorward             $8,452        $6,398         $4,232                N/A              $153,025
William A. Hasler             $8,452        $6,398         $4,232                N/A              $153,025
Robert G. Holmes              $8,452        $6,398         $4,232                N/A              $153,025
Gerald B. Smith               $8,452        $6,398         $4,232                N/A              $153,025
Donald R. Stephens            $8,452        $6,398         $4,232                N/A              $153,025
Michael W. Wilsey             $8,452        $6,398         $4,232                N/A              $153,025


------------------





1 Mr. Coghlan resigned from the board effective August 26, 2003.






2 Ms. Lepore was appointed to the board on August 26, 2003.

Name of                                        ($)                                          Pension or                ($)
Trustee                              Aggregate Compensation                                 Retirement        Total Compensation
                                            From the:                                    Benefits Accrued     from Fund Complex
                                                                                         as Part of Fund
                                                                                             Expenses

                     Schwab New       Schwab         Schwab          Schwab
                       Jersey      Pennsylvania     Florida       Massachusetts
                     Municipal      Municipal      Municipal     Municipal Money
                     Money Fund     Money Fund     Money Fund         Fund
--------------------------------------------------------------------------------------------------------------------------------
Charles R.
Schwab                      0              0              0               0                    N/A                        0

John Philip
Coghlan 1                   0              0              0               0                    N/A                        0

Dawn
Lepore 2                    0              0              0               0                    N/A                        0

Jeffrey M.
Lyons                       0              0              0               0                    N/A                        0

Mariann
Byerwalter             $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

Donald F.
Dorward                $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

William A.
Hasler                 $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

Robert G.
Holmes                 $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

Gerald B.
Smith                  $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

Donald R.
Stephens               $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025

Michael W.
Wilsey                 $3,736         $3,678         $3,971          $1,985                    N/A                 $153,025


------------------





1. Mr. Coghlan resigned from the board effective August 26, 2003.



2. Ms. Lepore was appointed to the board on August 26, 2003.



The following chart provides each trustee's equity ownership of a fund and ownership of all registered investment companies overseen by each trustee in the family of investment companies as of December 31, 2003.



Name of Trustee                     Dollar Range of Trustee                    Aggregate Dollar Range Of
                                     Ownership of the Fund:                    Trustee Ownership In the
                                                                                 Family of Investment
                                                                                      Companies *

                           Schwab      Schwab California       Schwab New
                         Municipal      Municipal Money      York Municipal
                         Money Fund          Fund              Money Fund
--------------------------------------------------------------------------------------------------------
Charles R. Schwab           None         Over $100,000            None                Over $100,000
Dawn Lepore                 None        $10,001-$50,000           None               $10,001-$50,000
Jeffrey M. Lyons            None         Over $100,000            None                Over $100,000

Name of Trustee                     Dollar Range of Trustee                    Aggregate Dollar Range Of
                                     Ownership of the Fund:                    Trustee Ownership In the
                                                                                 Family of Investment
                                                                                      Companies *

                           Schwab      Schwab California       Schwab New
                         Municipal      Municipal Money      York Municipal
                         Money Fund          Fund              Money Fund
--------------------------------------------------------------------------------------------------------
Mariann Byerwalter          None              None                None                Over $100,000
Donald F. Dorward           None              None                None               $10,001-$50,000
William A. Hasler           None              None                None               $50,001-$100,000
Robert G. Holmes            None              None                None                Over $100,000
Gerald B. Smith             None              None                None                Over $100,000
Donald R. Stephens          None              None                None                Over $100,000
Michael W. Wilsey           None              None                None                Over $100,000



 Name of Trustee                          Dollar Range of Trustee                             Aggregate Dollar Range
                                           Ownership of the Fund:                             Of Trustee Ownership In
                                                                                              the Family of Investment
                                                                                                      Companies *

                                                              Schwab
                                              Schwab          Florida          Schwab
                         Schwab New        Pennsylvania      Municipal      Massachusetts
                      Jersey Municipal      Municipal          Money       Municipal Money
                         Money Fund         Money Fund         Fund             Fund
----------------------------------------------------------------------------------------------------------------------
Charles R. Schwab           None               None            None             None               Over $100,000
Dawn Lepore                 None               None            None             None              $10,001-$50,000
Jeffrey M. Lyons            None               None            None             None               Over $100,000
Mariann Byerwalter          None               None            None             None               Over $100,000
Donald F. Dorward           None               None            None             None              $10,001-$50,000
William A. Hasler           None               None            None             None             $50,001-$100,000
Robert G. Holmes            None               None            None             None               Over $100,000
Gerald B. Smith             None               None            None             None               Over $100,000
Donald R. Stephens          None               None            None             None               Over $100,000
Michael W. Wilsey           None               None            None             None               Over $100,000



* As of December 31, 2003, the Family of Investment Companies included the 49 series of the Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.


                           DEFERRED COMPENSATION PLAN


Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.


                                 CODE OF ETHICS



The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as described under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.



                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES



Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.



The Boards of Trustees (the "Trustees") of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (collectively, the "Funds" or "SchwabFunds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various SchwabFunds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular SchwabFunds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.



To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.



PROXY VOTING POLICY



For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.



For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.



         Conflicts of Interest. For all proxy issues, whether routine or non-routine, that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures.



         Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:



         o        proxy statements and ballots written in a foreign language;



         o        untimely and/or inadequate notice of shareholder meetings;



         o        restrictions of foreigner's ability to exercise votes;



         o        requirements to vote proxies in person;



         o the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;



         o requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.



         Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.



REPORTING AND RECORD RETENTION



CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.



CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.



PROXY COMMITTEE QUORUM



Attendance by four members (or their respective designates) constitutes a quorum.



ISS PROXY VOTING GUIDELINES SUMMARY



Following is a concise summary of ISS's current proxy voting policy guidelines.



1.       AUDITORS



Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:



o        Tenure of the audit firm



o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price



o        Length of the rotation period advocated in the proposal



o        Significant audit-related issues



2.       BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:



o Insiders and affiliated outsiders on boards that are not at least majority independent



o        Directors who sit on more than six boards



o Compensation Committee members if there is a disconnect between the CEO's pay and performance



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board.



Vote FOR proposals to repeal classified boards and to elect all directors annually.



INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)



Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.



MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES



Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.



OPEN ACCESS (SHAREHOLDER RESOLUTION)



Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.



3.       SHAREHOLDER RIGHTS



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Vote FOR proposals to allow or make easier shareholder action by written consent.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote.



Vote FOR proposals to lower supermajority vote requirements.



CUMULATIVE VOTING



Vote AGAINST proposals to eliminate cumulative voting.



Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



CONFIDENTIAL VOTING



Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.



4.       PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.



5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.



6.       MERGERS AND CORPORATE RESTRUCTURINGS



Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.



7.       REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



8.       CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.



Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.



Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.



DUAL-CLASS STOCK



Vote AGAINST proposals to create a new class of common stock with superior voting rights.



Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:



         o It is intended for financing purposes with minimal or no dilution to current shareholders



         o It is not designed to preserve the voting power of an insider or significant shareholder



9.       EXECUTIVE AND DIRECTOR COMPENSATION



ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.



Vote AGAINST a plan if the cost exceeds the allowable cap.



Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:



o The plan expressly permits repricing without shareholder approval for listed companies; or



o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:



o        Historic trading patterns



o        Rationale for the repricing



o        Value-for-value exchange



o        Option vesting



o        Term of the option



o        Exercise price



o        Participation



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.



Vote FOR employee stock purchase plans where all of the following apply:



         o        Purchase price is at least 85 percent of fair market value



         o        Offering period is 27 months or less, and



         o        Potential voting power dilution (VPD) is 10 percent or less.



Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.



SHAREHOLDER PROPOSALS ON COMPENSATION



Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:



o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards



o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).



10.      SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



Vote:



o        FOR proposals for the company to amend its Equal Employment Opportunity
         (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.



o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of April 7, 2004, the officers and trustees of the Trust, as a group, owned of record or beneficially, less than 1% of the outstanding voting securities of any class of each fund.



As of April 7, 2004, the following represents persons or entities that owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of each fund:



SCHWAB MUNICIPAL MONEY FUND - INSTITUTIONAL SHARES



Adam C Wagner & Carol F Wagner     2706 Maria Anna Road
                                   Austin, TX  78703              8.26%

James F Nordstrom                  11808 Northup Way, Ste 240
                                   Bellevue, WA  98005            6.35%

Cyril Wagner Jr.                   PO Box 1714
Attn: Lynda Spinks                 Midland, TX 79702              5.33%


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER


Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco, CA 94104, serves as the funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to each fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on each fund's average daily net assets as described below.

First $1 billion - 0.38%
More than $1 billion but not exceeding $10 billion - 0.35%
More than $10 billion but not exceeding $20 billion - 0.32%
More than $20 billion but not exceeding $40 billion - 0.30%
More than $40 billion - 0.27%


For the period between April 30, 1999 and June 1, 2001, for its advisory services to each fund, the investment adviser was entitled to receive a graduated annual fee, payable monthly based on, each fund's average daily net assets of 0.38% of the first $1 billion, 0.35% over $1 billion but not exceeding $10 billion, 0.32% over $10 billion but not exceeding $20 billion, and 0.30% of such assets over $20 billion.

For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Municipal Money Fund paid investment advisory fees of $20,325,000 (fees were reduced by $15,884,000), $23,110,000 (fees were reduced by $16,061,000) and $26,881,000
(fees were reduced by $16,579,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab California Municipal Money Fund paid investment advisory fees of $12,017,000 (fees were reduced by $9,450,000), $13,891,000 (fees were reduced by $9,274,000) and
$15,680,000 (fees were reduced by $10,033,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab New York Municipal Money Fund paid investment advisory fees of $2,844,000 (fees were reduced by $2,363,000), $3,342,000 (fees were reduced by $2,495,000), and
$3,804,000 (fees were reduced by $2,561,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab New Jersey Municipal Money Fund paid investment advisory fees of $481,000 (fees were reduced by $879,000), $590,000 (fees were reduced by $940,000), and $805,000
(fees were reduced by $987,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Pennsylvania Municipal Money Fund paid investment advisory fees of $285,000 (fees were reduced by $677,000), $394,000 (fees were reduced by $693,000), and $514,000
(fees were reduced by $711,000), respectively.



For the fiscal years ended December 31, 2001, 2002 and 2003, Schwab Florida Municipal Money Fund paid investment advisory fees of $787,000 (fees were reduced by $2,354,000), $932,000 (fees were reduced by $2,530,000), and
$1,798,000 (fees were reduced by $2,332,000), respectively.



For the period between May 16, 2003 and December 31, 2003, Schwab Massachusetts Municipal Fund paid investment advisory fees of $114,000 (fees were reduced by $732,000).



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of each of the Sweep Shares of the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund, the Schwab New York Municipal Money Fund, the Schwab New Jersey Municipal Money Fund, the Schwab Pennsylvania Municipal Money Fund, the Schwab Florida Municipal Money Fund and the Schwab Massachusetts Municipal Money Fund will not exceed 0.66%, 0.65%, 0.69%, 0.65%, 0.65%, 0.66% and 0.60% respectively, of each class' average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of each of the Value Advantage Shares of the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will not exceed 0.45%, of each class' average daily net assets.



The investment adviser and Schwab have contractually guaranteed that through at least April 30, 2005, the total annual operating expenses (excluding interest, taxes and certain non-routine expenses) of the Schwab Municipal Money Fund's Institutional Shares and Select Shares(R) will not exceed 0.24% and 0.35%, respectively.


The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of a fund. The expense cap is not intended to cover all fund expenses, and a fund's expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest and taxes, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

                                   DISTRIBUTOR


Pursuant to an agreement, Schwab is the principal underwriter for shares of the funds and is the Trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the agreement.


                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.25% of the Sweep Shares' average daily net assets.

For the services performed as transfer agent under its contract with the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.05% of each share class' average daily net assets.

For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee from each fund's Sweep Shares, payable monthly in the amount of 0.20% of the Sweep Shares' average daily net assets.


For the services performed as shareholder services agent under its contract with the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, Schwab is entitled to receive an annual fee from each fund's Value Advantage Shares and Schwab Municipal Money Fund's Institutional Shares and Select Shares(R), payable monthly in the amount of 0.17% of each share class' average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT


PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Suite 200, Philadelphia, PA 19153, serves as custodian for the funds, and PFPC, Inc., 103 Bellevue Parkway, Wilmington, DE 19809, serves as fund accountant.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains the books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers, LLP, audits and reports on the annual financial statements of each series of the Trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended December 31, 2003, are included in the fund's annual report, which is a separate report supplied with the SAI.


                                 OTHER EXPENSES


The funds pay other expenses that typically are connected with the Trust's operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the funds. Expenses not directly attributable to a particular fund will generally be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the funds' portfolio turnover rate for reporting purposes is expected to be near zero.

                             PORTFOLIO TRANSACTIONS

Each of the funds paid no brokerage commissions during the last three fiscal years.

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of a fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. Purchases and sales of securities on a stock exchange or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer's underwriter, or a dealer. A fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices a fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which the funds invest are traded primarily in the over-the-counter market and or purchased directly from the issuer or an underwriter or market maker. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. It is expected that the cost of executing portfolio securities transactions of the funds will primarily consist of dealer spreads and underwriting commissions.

The investment adviser seeks to obtain the best overall execution in executing portfolio transactions. The investment adviser may take a number of factors into account in selecting brokers or dealers to execute these transactions. Such factors may include, without limitation, the following: execution price; brokerage commission or dealer spread; size or type of the transaction; nature or character of the markets; clearance or settlement capability; reputation; financial strength and stability of the broker or dealer; efficiency of execution and error resolution; block trading capabilities; willingness to execute related or unrelated difficult transactions in the future; order of call; or provision of additional brokerage or research services or products.

The investment adviser may cause a fund to pay a higher commission than otherwise obtainable from other brokers or dealers in return for brokerage or research services or products if the investment adviser believes that such commission is reasonable in relation to the services provided. In addition to agency transactions, the investment adviser may receive brokerage and research services or products in connection with certain riskless transactions, in accordance with applicable SEC guidelines. In both instances, these services or products may include: economic, industry, or company research reports or investment recommendations; subscriptions to financial publications or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services; research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The investment adviser may use research services furnished by brokers or dealers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions or spreads to the broker or dealer providing such services.

The investment adviser may receive a service from a broker or dealer that has both a "research" and a "non-research" use. When this occurs, the investment adviser will make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the investment adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the investment adviser faces a potential conflict of interest, but the investment adviser believes that the costs of such services may be appropriately allocated to their anticipated research and non-research uses.

A fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances.

The investment adviser may place orders with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable a fund to trade directly with other institutional holders. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.


The investment adviser may aggregate securities sales or purchases among two or more clients. The investment adviser will not aggregate transactions unless it believes such aggregation is consistent with its duty to seek best execution for each affected client and is consistent with the terms of the investment advisory agreement for such client. It is investment adviser's policy, to the extent practicable, to allocate investment opportunities over a period of time on a fair and equitable basis relative to all clients.


In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                             REGULAR BROKER-DEALERS


Each fund's regular broker-dealers during its most recent fiscal year are: (1) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the fund; (2) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (3) the ten broker-dealers that sold the largest dollar amount of the fund's shares. During the fiscal year ended December 31, 2003, no fund purchased securities issued by its regular broker-dealers.


                            DESCRIPTION OF THE TRUST

Each fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's or class' minimum initial investment, minimum additional investment and minimum balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice. The minimums may also be waived for investment programs such as those programs designated for retirement savings, college savings or graduation gifts.

The funds may hold special meetings of shareholders, which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.


The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.



Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.


As more fully described in each Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

           PURCHASE, REDEMPTION AND PRICING OF SHARES AND DELIVERY OF
                              SHAREHOLDER DOCUMENTS

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS


The funds are open each day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (the Fed) are open. The NYSE's trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE's trading sessions closes early. The funds reserve the right to open for business on days the NYSE is closed but the Fed is open. The following holiday closings are currently scheduled for 2004: New Year's Day, Martin Luther King Jr.'s Birthday (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (observed), Veterans' Day (observed), Thanksgiving Day and Christmas Day. On any day that the Fed, NYSE or principal government securities markets close early, the funds reserve the right to advance the time by which purchase, redemption and exchange orders must be received by the funds' transfer agent.


As long as the funds or Schwab follow reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

Each of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund is composed of two classes of shares. Schwab Municipal Money Fund is composed of four share classes. Each fund's share classes share a common investment portfolio and objective but have different minimum investment requirements and different expenses. The Sweep Shares are designed to provide convenience through automatic investment of uninvested cash balances and automatic redemptions for transactions in your Schwab account, although shares also may be purchased directly. The Value Advantage, Select and Institutional Shares do not have a sweep feature, but rather must be purchased directly.


                         EXCHANGING SHARES OF THE FUNDS

Shares of any SchwabFund, including any class of shares, may be sold and the shares of any other SchwabFund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied. Without limiting this privilege, "an exchange order," which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments(R) and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement or by direct order as long as you meet the minimums for direct investments.

The funds and Schwab reserve certain rights with regard to exchanging shares of the funds. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund's operations; (ii) refuse orders that appear to be associated with short-term trading activities; and
(iii) modify or terminate the exchange privilege upon 60 days' written notice to shareholders.

                                PRICING OF SHARES

Each fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a fund's investments at amortized cost with market values. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available are required to be valued at fair value using procedures approved by the Board of Trustees. The funds use approved pricing services to provide values for their portfolio securities. Securities may be fair valued pursuant to procedures approved by the funds' Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

The amortized cost method of valuation seeks to maintain a stable net asset value per share (NAV) of $1.00, even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the NAV calculated using market values and a fund's $1.00 NAV calculated using amortized cost or if there were any other deviation that the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.

If a fund's NAV calculated using market values declined, or was expected to decline, below a fund's $1.00 NAV calculated using amortized cost, the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain a fund's $1.00 NAV. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a fund's NAV (calculated using market values) were to increase, or were anticipated to increase above a fund's $1.00 NAV (calculated using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain a fund's $1.00 NAV.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS


The discussion of federal income taxation presented below supplements the discussion in the funds' prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in a fund.



On each business day that the NAV of a fund is determined, such fund's net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. For each fund, dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. Each fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

Each fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If a fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. A fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The funds do not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.


Each fund may engage in investment techniques that may alter the timing and character of its income. Each fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.


Each fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding;" or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

If, at the close of each quarter of its taxable year, at least 50% of the value of a fund's assets consist of obligations the interest on which is excludable from gross income, the fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.


Tax-exempt income, including exempt interest dividends paid by a fund, are taken into account in determining whether a portion of a shareholder's social security or railroad retirement benefits will be subject to federal income.


Exempt-interest dividends may nevertheless be subject to the federal alternative minimum tax (AMT) imposed by Section 55 of the Code. The AMT is imposed at rates of 26% and 28%, in the case of non-corporate taxpayers, and at the rate of 20%, in the case of corporate taxpayers, to the extent it exceeds the taxpayer's federal income tax liability. The AMT may be imposed in the following two circumstances. First, exempt-interest dividends derived from certain private activity bonds issued after August 7, 1986, will generally be an item of tax preference (and, therefore, potentially subject to AMT) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporations' alternative minimum taxable income for purposes of determining the AMT.


Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest that may have an effect on the ability of a fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."


Interest on indebtedness incurred or continued by a shareholder in order to purchase or carry shares of the funds is not deductible for federal income tax purposes. Furthermore, these funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") or facilities financed by industrial development private activity bonds. Such persons should consult their tax advisors before purchasing shares. A "substantial user" is defined generally to include "certain persons" who regularly use in their trade or business a part of a facilities financed from the proceeds of such bonds.


Because the taxable portion of a fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates.



The redemption or exchange of the shares of a fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for less than one year will generally be taxed at ordinary income rates.

                            STATE TAX CONSIDERATIONS

The following tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable fund's transactions. Investors should consult a tax advisor for more detailed information about state taxes to which they may be subject.

                          CALIFORNIA TAX CONSIDERATIONS

The Schwab California Municipal Money Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the fund's taxable year, at least 50% of the value of the fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the fund continues to qualify as a regulated investment company.

If the fund qualifies to pay California exempt-interest dividends to shareholders, dividends distributed to shareholders will be considered California exempt-interest dividends (1) if they are designated as exempt-interest dividends by the fund in a written notice to shareholders mailed within 60 days of the close of the fund's taxable year and (2) to the extent the interest received by the fund during the year on California Tax Exempt Obligations exceeds expenses of the fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. The fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in the fund may not be entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the fund will not be deductible for California personal income tax purposes if the fund distributes California exempt-interest dividends.

                           NEW YORK TAX CONSIDERATIONS

Dividends paid by the Schwab New York Municipal Money Fund that are derived from interest on municipal securities issued by New York State and its political subdivisions or any agency or instrumentality thereof which interest would be exempt under federal law from New York State tax if held by an individual, will be exempt from New York State and New York City personal income and unincorporated business taxes, but not corporate franchise taxes. Dividends paid by the fund that are derived from interest on municipal securities issued by New York and its political subdivisions or any agency or instrumentality thereof will be subject to the New York State corporate franchise tax and the New York City general corporation tax only if the entity receiving the dividends has a sufficient nexus with New York State or New York City.

Other dividends and distributions from other state's municipal securities, U.S. government obligations, taxable income and capital gains that are not exempt from state taxation under federal law and distributions attributable to capital gains, will be subject to New York State personal income tax and New York City personal income tax. Gain from the sale, exchange or other disposition of shares will be subject to the New York State personal income and franchise taxes and the New York City personal income, unincorporated business and general corporation taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of the fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year.

                          NEW JERSEY TAX CONSIDERATIONS


Under current law, investors in the Schwab New Jersey Municipal Money Fund will not be subject to the New Jersey Gross Income Tax on distributions from the fund attributable to interest income from (and net gain, if any, from the fund's disposition of) New Jersey Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities ("Federal Securities") held by the fund, either when received by the fund or when credited or distributed to the investors, provided that the fund meets the requirements for a qualified investment fund by: (1) maintaining its registration as a registered investment company with the SEC; (2) investing at least 80% of the aggregate principal amount of the fund's investments, excluding financial options, futures, forward contracts, or other similar financial instruments relating to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Code, cash and cash items, which cash items shall include receivables, in New Jersey municipal securities or federal securities at the close of each quarter of the tax year; (3) investing 100% of its assets in interest-bearing obligations, discount obligations, cash and cash items, including receivables, financial options, futures forward contracts, or other similar financial instruments relating to interest-bearing obligations, discount obligations or bond indexes related thereto; and (4) complying with certain continuing reporting requirements.



However, in Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, DKT No. 009777-93 (NJ Tax Court, Feb. 21, 1997) the New Jersey Tax Court nullified the New Jersey threshold requirements stated above. The court ruled that New Jersey could not impose its gross income tax on shareholder distributions attributable to interest paid on obligations of the United States government from a mutual fund that did not meet the requirements to be a qualified investment fund. The state of New Jersey indicates that its existing statutes and regulation are under review.


For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey municipal securities and federal securities, and distributions from net realized capital gains in respect of such investments, will be taxable.

Gain on the disposition of shares is not subject to New Jersey Gross Income Tax, provided that the fund meets the requirements for a qualified investment fund set forth above.

                         PENNSYLVANIA TAX CONSIDERATIONS

For purposes of the Pennsylvania Personal Income Tax and the Philadelphia School District Investment Net Income Tax, distributions which are attributable to interest received by the Schwab

Pennsylvania Municipal Money Fund from its investments in Pennsylvania Municipal Securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities (Federal Securities) are not taxable. Distributions by the fund to a Pennsylvania resident that are attributable to most other sources may be subject to the Pennsylvania Personal Income Tax and (for residents of Philadelphia) to the Philadelphia School District Investment Net Income Tax.

Distributions paid by the fund, which are excludable as exempt income for federal tax purposes, are not subject to the Pennsylvania corporate net income tax. An additional deduction from Pennsylvania taxable income is permitted for the amount of distributions paid by the fund attributable to interest received by the fund from its investments in Pennsylvania municipal securities and federal securities to the extent included in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including expenses deducted on the federal income tax return that would not have been allowed under the Code if the interest were exempt from federal income tax. Distributions by the fund attributable to most other sources may be subject to the Pennsylvania corporate net income tax. It is the current position of the Pennsylvania Department of Revenue that fund shares are considered exempt assets (with a pro rata exclusion based on the value of the fund attributable to its investments in Pennsylvania municipal securities and federal securities) for purposes of determining a corporation's stock value subject to the Commonwealth's capital stock tax or franchise tax.

The fund intends to invest primarily in obligations which produce interest exempt from federal and Pennsylvania taxes. If the fund invests in obligations that are not exempt for Pennsylvania purposes but are exempt for federal purposes, a portion of the fund's distributions will be subject to Pennsylvania personal income tax.


Shares of the Schwab Pennsylvania Municipal Money Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.


                             FLORIDA INTANGIBLE TAX

Florida does not currently impose an income tax on individuals; therefore distributions made by the Schwab Florida Municipal Money Fund to Florida residents will not be subject to state income taxes in Florida. Distributions made to shareholders which are Florida corporations may be subject to Florida's corporate income tax. If you are subject to income tax in a state other than Florida, the dividends derived from Florida state and municipal obligations may be taxable.

Florida imposes an intangible personal property tax of 0.10% on all intangible personal property owned by Florida residents on January 1st of each year, including stocks and other securities. Certain types of property are exempt from the intangible tax such as, securities issued by the United States government or its agencies and obligations issued by the State of Florida or its municipalities or counties. The shares of the Florida fund will be exempt from Florida's intangible tax for any given year, if as of the close of business on December 31st of the previous year, 90% or more of the net asset value of the fund's assets consists of exempt securities.

Therefore, in order for the fund and its shareholders to benefit from the exemption, the fund may have to sell any non-exempt securities which it holds in its portfolio prior to the close of business on December 31st of each year. This may cause the fund to liquidate certain of its investments when it would be disadvantageous to do so in order to qualify for the exemption thereby reducing the fund's aggregate investment return.

                        MASSACHUSETTS TAX CONSIDERATIONS





Under current law, investors in the fund will not be subject to the Massachusetts personal income tax on distributions from the fund attributable to interest income from Massachusetts municipal securities or obligations of the United States, its territories and possessions and certain of its agencies and instrumentalities. Massachusetts requires that the fund properly designate such dividends in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's taxable year.






Distributions which qualify as capital gain dividends for federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the fund's shareholders not later than sixty days after the close of the fund's tax year.






Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

An S&P A-1 commercial paper rating indicates a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                                   FITCH, INC.

F1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F1 reflect an assurance of timely payment only slightly less than issues rated F1+. Issues assigned an F2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                     PART C
                                OTHER INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 23. Financial Statements and Exhibits.

         (b)  Exhibits

         (a)  Articles of          Amended and Restated Agreement and
              Incorporation        Declaration of Trust, dated May 9, 1995, is
                                   incorporated by reference to Exhibit (1), File No. 811-5954 of Post-Effective Amendment
                                   No. 33 to Registrant's Registration Statement on Form N-1A, was electronically filed on February 14, 1998.


         (b)  By-laws              Amended and Restated By-Laws are incorporated
                                   by reference to Exhibit (2), File No.
                                   811-5954 of Post-Effective Amendment No. 23 to Registrant's Registration Statement on
                                   Form N-1A, was electronically filed on March
                                   29, 1996.

         (c)  Instruments          (i)    Article III, Sections 4 and 5; Article
              Defining Rights             IV, Section 1; Article V; Article VI,
              of Shareholders             Section 2; Article VIII, Section 4;
                                          and Article IX, Sections 1, 4 and 7 of
                                          the Agreement and Declaration of Trust
                                          are incorporated by reference to
                                          Exhibit (1), File 811-5954 above.


                                   (ii)   Article 9 and Article 11 of the
                                          By-Laws are incorporated by reference
                                          to Exhibit (2), File 811-5954 above.

         (d)  Investment           (i)    Investment Advisory and Administration
              Advisory                    Agreement between Registrant and
              Contracts                   Charles Schwab Investment Management,
                                          Inc. (the "Investment Adviser") with
                                          respect to Schwab Money Market Fund,
                                          Schwab Government Money Fund and
                                          Schwab Municipal Money Fund, dated
                                          April 30, 1999, is incorporated herein
                                          by reference to Exhibit (d) (i), File
                                          No. 811-5954 of Post-Effective
                                          Amendment No. 37 to Registrant's
                                          Registration Statement on Form N-1A,
                                          was electronically filed on April 27,
                                          1999.

                                   (ii)   Schedule A to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser
                                          with respect to Schwab Money Market
                                          Fund, Schwab Government Money Fund and
                                          Schwab Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit 5(b), File No. 811-5954 of
                                          Post-Effective Amendment No. 27 to
                                          Registrant's Registration Statement of
                                          Form N-1A, was electronically filed on
                                          April 30, 1997.

                                   (iii)  Schedule B to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser
                                          with respect to Schwab Money Market
                                          Fund, Schwab Government Money Fund and
                                          Schwab Municipal Money Fund, is
                                          incorporated herein by reference to
                                          Exhibit 5(c), File No. 811-5954 of
                                          Post-Effective Amendment No. 27 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          April 30, 1997.

                                   (iv) Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d), File No. 811-5954 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, was electronically filed on April 30, 1997.

                                   (v)    Schedule A to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser
                                          dated June 15, 1994, is incorporated
                                          herein by reference to Exhibit (d)(v),
                                          File No. 811-5954 of Post-Effective
                                          Amendment No. 52 to Registrant's
                                          Registration Statement on Form N-1A,
                                          was electronically filed on May 8,
                                          2003.

                                   (vi)   Schedule B to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser,
                                          dated June 15, 1994, is incorporated
                                          herein by reference to Exhibit (d)(vi)
                                          to File No. 811-5954 of Post-Effective
                                          Amendment No. 37 to Registrant's
                                          Registration Statement on Form N-1A,
                                          was electronically filed on April 27,
                                          1999.

                                   (vii)  Schedule C to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser
                                          with respect to Schwab California
                                          Municipal Money Fund, Schwab U.S.
                                          Treasury Money Fund, Schwab Value
                                          Advantage Money Fund, Schwab
                                          Institutional Advantage Money Fund,(R)
                                          Schwab Retirement Money Fund,(R) and
                                          Schwab New York Municipal Money Fund,
                                          dated June 15, 1994, is incorporated
                                          herein by reference to Exhibit (5)(g),
                                          File No. 811-5954 of Post-Effective
                                          Amendment No. 27 to Registrant's
                                          Registration Statement of Form N-1A,
                                          was electronically filed on April 30,
                                          1997.

                                   (viii) Schedule D to the Investment Advisory
                                          and Administration Agreement between
                                          Registrant and the Investment Adviser
                                          dated June 15, 1994, is incorporated
                                          herein by reference to Exhibit
                                          (d)(viii), File No. 811-5954 of
                                          Post-Effective Amendment No. 52 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          May 8, 2003.

                                   (ix) Letter of Agreement between Registrant and Investment Advisor dated April 16, 2004, is electronically filed herewith as Exhibit (d)(ix) to File No. 811-5954.


         (e)  Underwriting         (i)    Distribution Agreement between
              Contracts                   Registrant and Charles Schwab & Co.,
                                          Inc. ("Schwab"), dated June 15, 1994,
                                          is incorporated herein by reference to
                                          Exhibit (6)(a), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (ii)   Schedule A to the Distribution
                                          Agreement between Registrant and
                                          Schwab is incorporated herein by
                                          reference to Exhibit (e)(ii), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 52 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on May 8, 2003.

         (f)  Bonus or                    Inapplicable.
              Profit
              Sharing
              Contracts


         (g)  Custodian            (i)    Amended and Restated Custodian
              Agreements                  Services Agreement between Registrant
                                          and PFPC Trust Company dated September
                                          25, 2003, is electronically filed
                                          herewith as Exhibit (g)(i), File No.
                                          811-5954.


                                   (ii)   Accounting Services Agreement between
                                          Registrant and PFPC Inc. dated May 22,
                                          2002, is incorporated herein by
                                          reference to Exhibit (g)(ii), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 46, to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on December 15,
                                          2002.


                                   (iii)  Amended and Restated Foreign Custody
                                          Agreement between Registrant and PFPC
                                          dated September 25, 2003, is
                                          electronic filed herewith as Exhibit
                                          (g)(iii), File No. 811-5954.


                                   (iv)   Amended and Restated Transfer Agency
                                          Agreement and Schedule B between
                                          Registrant and Schwab dated June 5,
                                          1995, is incorporated herein by
                                          reference to Exhibit (8)(e), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 33 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed February 14,
                                          1998.


                                   (v)    Schedule A and Schedule C to the
                                          Amended and Restated Transfer Agency
                                          Agreement dated May 29, 2003, is
                                          electronically filed herewith as
                                          Exhibit (g)(v), File No. 811-5954.

                                   (vi)   Shareholder Service Agreement between
                                          Registrant and Schwab, dated May 1,
                                          1993, is incorporated herein by
                                          reference to Exhibit (8)(h), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 33 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on February 14,
                                          1998.

                                   (vii)  Schedule B to the Shareholder Service
                                          Agreement between Registrant and
                                          Schwab referred to at Exhibit (8)(h)
                                          above is incorporated herein by
                                          reference to Exhibit (8)(i), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 33 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on February 14,
                                          1998.


                                   (viii) Schedules A and C to the Shareholder
                                          Service Agreement dated May 29, 2003,
                                          is electronically filed herewith as
                                          Exhibit (g)(viii), File No. 811-5954.


         (h)  Other Material              Inapplicable.
              Contracts


         (i)  Legal                       Opinion of Counsel is electronically
              Opinion                     filed herewith as Exhibit (i), File
                                          No. 811-5954.




         (j)  Other                       Auditor's Consent is electronically
              Opinion                     filed herewith as Exhibit (j), File
                                          No. 811-5954.


         (k)  Omitted                     Inapplicable.
              Financial
              Statements

         (l)  Initial Capital      (i)    Purchase Agreement between Registrant
              Agreements                  and Schwab relating to the Schwab U.S.
                                          Treasury Money Fund is incorporated
                                          herein by reference to Exhibit
                                          (13)(a), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (ii)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Value Advantage Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(b), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (iii)  Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Retirement Money Fund(R) and the
                                          Schwab Institutional Advantage Money
                                          Fund(R) is incorporated herein by
                                          reference to Exhibit (13)(c), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 33 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on February 14,
                                          1998.

                                   (iv)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab New
                                          York Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(d), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (v)    Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Municipal Money Fund-Value Advantage
                                          Shares is incorporated herein by
                                          reference to Exhibit (13)(e), File No.
                                          811-5954 of Post-Effective Amendment
                                          No. 33 to Registrant's Registration
                                          Statement on Form N-1A, was
                                          electronically filed on February 14,
                                          1998.

                                   (vi)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          California Municipal Money Fund-Value
                                          Advantage Shares is incorporated
                                          herein by reference to Exhibit
                                          (13)(f), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (vii)  Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab New
                                          York Municipal Money Fund-Value
                                          Advantage Shares is incorporated
                                          herein by reference to Exhibit
                                          (13)(g), File No. 811-5954 to
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (viii) Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Government Cash Reserves Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(h), File No. 811-5954 of
                                          Post-Effective Amendment No. 36 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          April 30, 1999.

                                   (ix)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab New
                                          Jersey Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(i), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (x)    Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Pennsylvania Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(j), File No. 811-5954 of
                                          Post-Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          February 14, 1998.

                                   (xi)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Florida Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (13)(k), File No. 811-5954 of
                                          Post-Effective Amendment No. 36 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          April 30, 1999.

                                   (xii)  Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Value Advantage Money Fund -
                                          Institutional Shares is incorporated
                                          herein by reference to Exhibit
                                          (l)(xii), File No. 811-5954 of
                                          Post-Effective Amendment No. 46 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (xiii) Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Value Advantage Money Fund - Select
                                          Shares(R) is incorporated herein by
                                          reference to Exhibit (l)(xiii), File
                                          No. 811-5954 of Post-Effective
                                          Amendment No. 49 to Registrant's
                                          Registration Statement on Form N-1A
                                          was electronically filed on February
                                          24, 2003.


                                   (xiv)  Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Massachusetts Municipal Money Fund is
                                          incorporated herein by reference to
                                          Exhibit (l)(xiv), File No. 811-5954 of
                                          Post-Effective Amendment No. 52 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          May 8, 2003.



                                   (xv)   Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          Municipal Money Fund - Institutional
                                          Shares and Select Shares is
                                          incorporated herein by reference to
                                          Exhibit (l)(xv), File No. 811-5954 of
                                          Post-Effective Amendment No. 53 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          April 23, 2004.


         (m)  Rule 12-b1
              Plan

         (n)  Financial                   Inapplicable
              Data
              Schedules

         (o)  Rule 18f-3           (i)    Amended and Restated Multiple Class
              Plan                        Plan and Schedule A dated August 27,
                                          2003, is electronically filed herewith
                                          as Exhibit (o)(i), File No. 811-5954.


         (p)  Power of
              Attorney             (i)    Power of Attorney executed by Mariann
                                          Byerwalter, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(i), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.


                                   (ii)   Power of Attorney executed by William
                                          A. Hasler, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(ii), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (iii)  Power of Attorney executed by Donald
                                          F. Dorward, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(iii), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (iv)   Power of Attorney executed by Robert
                                          G. Holmes, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(iv), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (v)    Power of Attorney executed by Donald
                                          R. Stephens, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(v), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (vi)   Power of Attorney executed by Michael
                                          W. Wilsey, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(vi), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (vii)  Power of Attorney executed by Gerald
                                          B. Smith, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(vii), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (viii) Power of Attorney executed by Charles
                                          R. Schwab, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(viii), File No. 811-5954
                                          of Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.


                                   (ix)   Power of Attorney executed by Dawn
                                          Lepore, dated August 26, 2003, is
                                          incorporated herein by reference to
                                          Exhibit (p)(ix), File No. 811-5954 of
                                          Post-Effective Amendment No. 53 to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          April 23, 2004.


                                   (x)    Power of Attorney executed by Randall
                                          W. Merk, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(x), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (xi)   Power of Attorney executed by Jeffrey
                                          M. Lyons, September 4, 2002, is
                                          incorporated herein by reference to
                                          Exhibit (p)(xi), File No. 811-5954 of
                                          Post-Effective Amendment No. 46, to
                                          Registrant's Registration Statement on
                                          Form N-1A, was electronically filed on
                                          November 15, 2002.

                                   (xii) Power of Attorney executed by Tai-Chin Tung, September 4, 2002, is incorporated herein by reference to Exhibit (p)(xii), File No. 811-5954 of Post-Effective Amendment No. 46, to Registrant's Registration Statement on Form N-1A, was electronically filed on November 15, 2002.





         (q)  Code of              (i)    Code of Ethics adopted by Registrant,
              Ethics                      Charles Schwab Investment Management
                                          Inc. and Charles Schwab & Co. Inc.,
                                          dated February 23, 2004, is
                                          electronically filed herewith as
                                          Exhibit (q)(i), File No. 811-5954.


Item 24. Persons Controlled by or under Common Control with Registrant.

Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25. Indemnification.

Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager


Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Variable Insurance Trust each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to Laudus Trust and Laudus Variable Trust, and an investment adviser to certain non-investment company clients.


The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Charles Schwab & Co. Inc. is listed below.


Name and Position
with Registrant       Name of Company             Capacity
--------------------------------------------------------------------------------
Charles R. Schwab,    Charles Schwab & Co., Inc.  Chairman
Trustee and Chairman

                      The Charles Schwab Bank,    Chairman, Director
                      N.A.

                      The Charles Schwab          Chairman;
                      Corporation                 Co-Chief Executive Officer
                                                  until May 2003

Name and Position
with Registrant       Name of Company             Capacity
--------------------------------------------------------------------------------
                      Charles Schwab Investment   Chairman
                      Management, Inc.

                      Schwab Holdings, Inc.       Chief Executive Officer

                      Schwab International        Chairman and Chief Executive
                      Holdings, Inc.              Officer

                      Schwab (SIS) Holdings,      Chairman and Chief Executive
                      Inc. I                      Officer

                      Charles Schwab Holdings     Chairman
                      (UK)

                      U.S. Trust Corporation      Director

                      United States Trust Company Director
                      of New York

                      Siebel Systems              Director

                      Stanford University         Trustee

                      The Gap, Inc.               Director until May 2004

                      Xign, Inc.                  Director until June 2003

                      Audiobase, Inc.             Director until March 2002

                      Vodaphone AirTouch PLC      Director until May 2002

David S. Pottruck     Charles Schwab & Co., Inc.  President and Chief Executive
                                                  Officer

                      The Charles Schwab          President and  Chief Executive
                      Corporation                 Officer; Co-Chief Executive Officer
                                                  until May 2003.

                      U.S. Trust Corporation      Director

                      United States Trust         Director
                      Company of New York

                      Schwab (SIS) Holdings,      President and Chief Operating
                      Inc. I                      Officer

                      Schwab Holdings, Inc.       President and Chief Operating
                                                  Officer

Name and Position
with Registrant       Name of Company             Capacity
--------------------------------------------------------------------------------
                      Schwab International        President and Chief Operating
                      Holdings, Inc.              Officer

Dawn Lepore           Charles Schwab & Co., Inc.  Vice Chair - Technology,
Trustee                                           Operations, and Administration

                      Charles Schwab & Co., Inc.  Vice Chair - Technology and
                                                  Administration (October 2001
                                                  to July 2002).

                      Wal-Mart Stores, Inc.       Director

                      EBay, Inc.                  Director

Jeffrey M. Lyons      Charles Schwab & Co., Inc.  Executive Vice President,
Trustee                                           Asset Management Products &
                                                  Services. Prior to September
                                                  2001, Mr. Lyons was Executive
                                                  Vice President, Mutual Funds.

Randall W. Merk       Charles Schwab & Co., Inc.  Executive Vice President.
President and Chief                               Prior to September 2002, Mr.
Executive Officer                                 Merk was President and Chief
                                                  Investment Officer, American
                                                  Century Investment Management
                                                  and Director, American Century
                                                  Companies, Inc. (June 2001 to
                                                  August 2002); Chief Investment
                                                  Officer, Fixed Income,
                                                  American Century Companies,
                                                  Inc. (January 1997 to June
                                                  2001).

                      Charles Schwab Investment   President and Chief Executive
                      Management, Inc.            Officer

                      Charles Schwab Asset        Director
                      Management (Ireland)
                      Limited

                      Charles Schwab Worldwide    Director
                      Funds PLC

Koji E. Felton,       Charles Schwab Investment   Senior Vice President, Chief
Secretary             Management, Inc.            Counsel and Assistant
                                                  Corporate Secretary

Name and Position
with Registrant       Name of Company             Capacity
--------------------------------------------------------------------------------
Christopher V. Dodds  Charles Schwab & Co., Inc.  Executive Vice President and
                                                  Chief Financial Officer

Carrie Dwyer          Charles Schwab & Co., Inc.  Executive Vice President -
                                                  Corporate Oversight and
                                                  Corporate Secretary

Lon Gorman            Charles Schwab & Co., Inc.  Vice Chairman and Enterprise
                                                  President Schwab Institutional
                                                  and Asset Management

Daniel O. Leemon      Charles Schwab & Co., Inc.  Executive Vice President -
                                                  Business Strategy

Mary McLeod           Charles Schwab & Co., Inc.  Executive Vice President -
                                                  Human Resources

Deborah McWhinney     Charles Schwab & Co., Inc.  Executive Vice President and
                                                  President, Schwab
                                                  Institutional. Prior to
                                                  January 2001, President,
                                                  Engage Media Services Group
                                                  (July 1999 until January
                                                  2001).

Geoffrey J. Penney    Charles Schwab & Co., Inc.  Executive Vice President and
                                                  Chief Information Officer

Gideon Sasson         Charles Schwab & Co., Inc.  Enterprise President -
                                                  Brokerage Operations

Maurisa Sommerfield   Charles Schwab & Co., Inc.  Executive Vice President -
                                                  Schwab Operations

William Atwell        Charles Schwab & Co., Inc.  Executive Vice President -
                                                  Client Sales and Services and
                                                  Schwab Bank

                      The Charles Schwab Bank,    Director
                      N.A.

                      Charles Schwab Asset        Director
                      Management (Ireland)
                      Limited

                      Charles Schwab Worldwide    Director
                      Funds PLC

Tai-Chin Tung,        Charles Schwab Investment   Senior Vice President and
Treasurer and         Management, Inc.            Chief Financial Officer
Principal Financial
Officer

Name and Position
with Registrant       Name of Company             Capacity
--------------------------------------------------------------------------------
                      The Charles Schwab Trust    Vice President
                      Company

                      Charles Schwab Asset        Director
                      Management (Ireland)
                      Limited

                      Charles Schwab Worldwide    Director
                      Funds PLC

Stephen B. Ward,      Charles Schwab Investment   Director, Senior Vice
Senior Vice           Management, Inc.            President and Chief Investment
President and Chief                               Officer
Investment Officer
                      The Charles Schwab Trust    Chief Investment Officer
                      Company

Item 27. Principal Underwriters.

                  (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

                  (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

                  (c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained pursuant to
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California, 94104; Registrant's Custodian, PFPC Trust Company, 8800 Tinicum Blvd., Third Floor, Philadelphia, PA 19153 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Morgan Lewis Bockius, counsel to Registrant, 1701 Market Street, Philadelphia, PA 19103 (minute books, bylaws and declaration of trust).

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 54 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 27th day of April, 2004.


                                       CHARLES SCHWAB FAMILY OF FUNDS
                                       Registrant

                                       Charles R. Schwab *
                                       -------------------
                                       Charles R. Schwab, Chairman and Trustee


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 27th day of April, 2004.


Signature                              Title

Charles R. Schwab *                    Chairman and Trustee
-------------------
Charles R. Schwab

Randall W. Merk *                      President and Chief Executive Officer
-----------------
Randall W. Merk

Dawn Lepore *                          Trustee
-------------
Dawn Lepore

Jeff Lyons *                           Trustee
------------
Jeff Lyons

Mariann Byerwalter *                   Trustee
----------------------
Mariann Byerwalter

Donald F. Dorward *                    Trustee
-------------------
Donald F. Dorward

William A. Hasler *                    Trustee
----------------------
William A. Hasler

Robert G. Holmes *                     Trustee
--------------------
Robert G. Holmes

Gerald B. Smith *                      Trustee
----------------------
Gerald B. Smith

Donald R. Stephens *                   Trustee
--------------------
Donald R. Stephens

Michael W. Wilsey *                    Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung *                        Treasurer and Principal Financial Officer
--------------------
Tai-Chin Tung

* By: /s/ Timothy W. Levin
      ----------------------------------------
      Timothy W. Levin, Attorney-in-Fact
      Pursuant to Power of Attorney

                                  EXHIBIT INDEX

EXH. NO.              DOCUMENT
-------               --------
(d)(ix)               Letter of Agreement
(g)(i)                Amended and Restated Custodian Services Agreement
(g)(iii)              Amended and Restated Foreign Custody Agreement
(g)(v)                Schedule A and C to the Transfer Agency Agreement
(g)(viii)             Schedule A and C to the Shareholder Service Agreement
(i)                   Opinion of Counsel
(j)                   Auditor's Consent
(o)                   Amended and Restated Multiple Class Plan
(q)(i)                Code of Ethics